FILE NO. 333-84788

As filed with the Securities and Exchange Commission on January 27, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 20

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF

UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.	Exact name of trust:

INVESCO BLDRS INDEX FUNDS TRUST (I.R.S. Employer Identification Number: 52-2115391)

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

B.	Name of depositor (Sponsor):

Invesco Capital Management LLC

C.	Complete address of Sponsor’s principal executive offices:

Invesco Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

D.	Name and complete address of agent for service:

Anna Paglia, Chief Executive Officer,

Invesco Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W.

Suite 700

Washington, DC 20006

It is proposed that this filing will become effective on January 31, 2021 pursuant to paragraph (b) of Rule 485.

E.	Title of securities being registered:

An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

F.	Approximate date of proposed sale to public: Immediately upon effectiveness.

☐ Check box if it is proposed that this filing will become effective on the date hereof pursuant to Rule 487.

G.	Amount of filing fee:

In accordance with Rule 24f-2, no registration fee was paid in connection with the filing of the Rule 24f-2 Notice on December 22, 2020 for the Trust’s most recent fiscal year.

INVESCO BLDRS INDEX FUNDS TRUST

Cross Reference Sheet

Pursuant To Regulation C

Under The Securities Act Of 1933, As Amended

(Form N-8b-2 Items Required By Instruction 1

As To Prospectus In Form S-6)

Form N-8B-2 Item Number				Form S-6 Heading in Prospectus
I.	Organization and General Information

	1.	(a)	Name of Trust and Internal Revenue Service Employer Identification Number	Registration Statement Front Cover

		(b)	Title of securities issued	Registration Statement Front Cover

	2.	Name, address and Internal Revenue Service Employer Identification Number of depositor		The Sponsor

	3.	Name, address and Internal Revenue Service Employer Identification Number of trustee		The Trustee

	4.	Name, address and Internal Revenue Service Employer Identification Number of principal underwriter		*

	5.	State of organization of Trust		Creation and Redemption of Shares

	6.	(a)	Dates of execution and termination of Trust Agreement under which Trust organized	Essential Information as of September 30, 2020 *; Termination of the Fund

		(b)	Dates of execution and termination of Trust Agreement pursuant to which proceeds of securities held by Trustee	Same as set forth in 6(a)

	7.	Changes of name		*

	8.	Fiscal Year		Essential Information as of September 30, 2020 *

	9.	Material Litigation		*

II.	General Description of the Trust and Securities of the Trust

	10.	(a)	Registered or bearer securities	The Fund

		(b)	Cumulative or distributive	Essential Information as of September 30, 2020 *; Distributions to Beneficial Owners

		(c)	Rights of holders as to withdrawal or redemption	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions

		(d)	Rights of holders as to conversion, transfer, etc.	Same as set forth in 10(d)

		(e)	Lapses or defaults in principal payments with respect to periodic payment plan certificates	*

		(f)	Voting rights	Amendments to the Trust Agreement and Indenture; Termination of the Fund; The Trustee

		(g)	Notice to holders as to change in:

		(1)	Composition of Trust assets	*

		(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture

		(3)	Provisions of Trust Agreement	Same as set forth in 10(g)(2)

		(4)	Identity of depositor and trustee	The Trustee; The Sponsor

		(h)	Consent of holders required to change:

		(1)	Composition of Trust assets	*

*	Not applicable, answer negative or not required.

i

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
	(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture

	(3)	Provisions of Trust Agreement	Same as set forth in 10(h)(2)

	(4)	Identity of depositor and trustee	The Sponsor; The Trustee

	(i)	Other principal features of the securities	The Fund

11.	Type of securities comprising units		Prospectus Front Cover; The Fund; The Portfolio; Creation and Redemption of Shares

12.	Certain information regarding securities comprising periodic payment certificates		*

13.	(a)	Certain information regarding loads, fees, expenses and charges	Creation and Redemption of Shares; Expenses of the Fund

	(b)	Certain information regarding periodic payment plan certificates	*

	(c)	Certain percentages	Same as set forth in 13(a)

	(d)	Reasons for certain differences in prices	*

	(e)	Certain other loads, fees, or charges payable by holders	*

	(f)	Certain profits receivable by depositor, principal underwriters, custodian, trustee or affiliated persons	The Portfolio

	(g)	Ratio of annual charges and deductions to income	*

	(h)	Explanation of additional fees for exchange-traded fund investors	Fees and Expenses; Buying and Selling Shares; Trading Information

	(i)	Purchase and sale information for exchange-traded fund shares	Buying and Selling Shares; Trading Information

	(j)	Premium/discount information	Performance and Other Information

14.	Issuance of Trust’s securities		The Fund; Book-Entry Only; Notices and Distributions

15.	Receipt and handling of payments from purchasers		The Fund; Creation and Redemption of Shares

16.	Acquisition and disposition of underlying securities		The Fund; Creation and Redemption of Shares; The Portfolio

17.	(a)	Withdrawal or redemption by holders	Same as set forth in 16

	(b)	Persons entitled or required to redeem or repurchase securities	Same as set forth in 16

	(c)	Cancellation or resale of repurchased or redeemed securities	Same as set forth in 16

18.	(a)	Receipt, custody and disposition of income	Distributions to Beneficial Owners

	(b)	Reinvestment of distributions	*

	(c)	Reserves or special funds	Same as set forth in 18(a)

	(d)	Schedule of distributions	*

19.	Records, accounts and reports		Distributions to Beneficial Owners; Expenses of the Fund; Book-Entry Only; Notices and Distributions

20.	Certain miscellaneous provisions of Trust Agreement

	(a)	Amendments	Amendments to the Trust Agreement and Indenture

Form N-8B-2 Item Number		Form S-6 Heading in Prospectus
(b)	Extension or termination	Same as set forth in 20(a)

(c)	Removal or resignation of trustee	The Trustee

(d)	Successor trustee	Same as set forth in 20(c)

(e)	Removal or resignation of depositor	The Sponsor

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus

		(f) Successor depositor	Same as set forth in 20(e)

	21.	Loans to security holders	*

	22.	Limitations on liabilities	The Trustee; The Sponsor

	23.	Bonding arrangements	*

	24.	Other material provisions of Trust Agreement	*

III.	Organization, Personnel and Affiliated Persons of Depositor

	25.	Organization of depositor	The Sponsor

	26.	Fees received by depositor	*

	27.	Business of depositor	The Sponsor

	28.	Certain information as to officials and affiliated persons of depositor	Same as set forth in 27

	29.	Ownership of voting securities of depositor	Same as set forth in 27

	30.	Persons controlling depositor	*

	31.	Payments by depositor for certain services rendered to Trust	*

	32.	Payments by depositor for certain other services rendered to Trust	*

	33.	Remuneration of employees of depositor for certain services rendered to Trust	*

	34.	Compensation of other persons for certain services rendered to Trust	*

IV.	Distribution and Redemption of Securities

	35.	Distribution of Trust’s securities in states	Continuous Offering of Shares

	36.	Suspension of sales of Trust’s securities	*

	37.	Denial or revocation of authority to distribute	*

	38.	(a) Method of distribution	Creation and Redemption of Shares of Creation Units; Continuous Offering of Shares; The Fund; Book-Entry Only; Notices and Distributions

		(b) Underwriting agreements	Continuous Offering of Shares; Creation and Redemption of Shares

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
	(c)	Selling agreements	Same as set forth in 38(b)

39.	(a)	Organization of principal underwriter	The Sponsor

	(b)	FINRA membership of principal underwriter	The Sponsor

40.	Certain fees received by principal underwriters		*

41.	(a)	Business of principal underwriters	Continuous Offering of Shares

	(b)	Branch offices of principal underwriters	*

	(c)	Salesmen of principal underwriters	*

42.	Ownership of Trust’s securities by certain persons		*

43.	Certain brokerage commissions received by principal underwriters		*

44.	(a)	Method of valuation for determining offering price	The Portfolio; Determination of Net Asset Value

	(b)	Schedule as to components of offering price	*

*	Not applicable, answer negative or not required.

v

Form N-8B-2 Item Number				Form S-6 Heading in Prospectus
		(c)	Variation in offering price to certain persons	*

	45.	Suspension of redemption rights		*

	46.	(a)	Certain information regarding redemption or withdrawal valuation	Determination of Net Asset Value; Creation and Redemption of Shares

		(b)	Schedule as to components of redemption price	*

	47.	Maintenance of position in underlying securities		The Fund; The Portfolio; Continuous Offering of Shares; Determination of Net Asset Value; Distributions to Beneficial Owners

V.	Information Concerning the Trustee or Custodian

	48.	Organization and regulation of trustee		The Trustee

	49.	Fees and expenses of trustee		Expenses of the Fund; Creation and Redemption of Shares

	50.	Trustee’s lien		Same as set forth in 49

VI.	Information Concerning Insurance of Holders of Securities

	51	(a)	Name and address of insurance company	*

		(b)	Types of policies	*

		(c)	Types of risks insured and excluded	*

		(d)	Coverage	*

		(e)	Beneficiaries	*

		(f)	Terms and manner of cancellation	*

		(g)	Method of determining premiums	*

		(h)	Aggregate premiums paid	*

		(i)	Recipients of premiums	*

		(j)	Other material provisions of Trust Agreement relating to insurance	*

VII.	Policy of Registrant

	52.	(a)	Method of selecting and eliminating securities from the Trust	The Fund; The Portfolio; Creation and Redemption of Shares; Determination of the Portfolio Deposit

		(b)	Elimination of securities from the Trust	*

		(c)	Policy of Trust regarding substitution and elimination of securities	Same as set forth in 52(a)

		(d)	Description of any other fundamental policy of the Trust	*

		(e)	Code of Conduct	Code of Conduct

	53.	(a)	Taxable status of the Trust	Tax Status of the Trust

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
		(b) Qualification of the Trust as a regulated investment company	Same as set forth in 53(a)

VIII.	Financial and Statistical Information

	54.	Information regarding the Trust’s last ten fiscal years	*

	55.	Certain information regarding periodic payment plan certificates	*

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number		Form S-6 Heading in Prospectus
56.	Certain information regarding periodic payment plan certificates	*

57.	Certain information regarding periodic payment plan certificates	*

58.	Certain information regarding periodic payment plan certificates	*

59.	Financial statements (Instruction 1(c) to Form S-6)	*

*	Not applicable, answer negative or not required.

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

PROSPECTUS

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

January 31, 2021

The Invesco BLDRS Index Funds Trust (“Trust”) is a unit investment trust consisting of one investment portfolio, the Invesco BLDRS Emerging Markets 50 ADR Index Fund (the “Fund”). The investment objective of the Fund is to seek to track the investment results, before fees and expenses, of publicly traded Depositary Receipts representing securities of issuers in emerging markets represented by the S&P/BNY Mellon Emerging 50 ADR Index (USD) (the “Index”), a benchmark index compiled and published by S&P Dow Jones Indices LLC (“S&P Dow Jones Indices”). Invesco Capital Management LLC is the Sponsor of the Trust and the Fund and The Bank of New York Mellon is the Trustee.

The units of beneficial interest of the Fund (“Shares”) are listed on The NASDAQ Stock Market, Inc. (“NASDAQ”). The Shares trade on NASDAQ at market prices that may differ to some degree from the Shares’ net asset value. The Fund issues and redeems Shares on a continuous basis — at net asset value — only in a multiple of 50,000 Shares called a “Creation Unit,” principally in-kind for securities included in the Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

Shares of the Fund are not guaranteed or insured by The Federal Deposit Insurance Corporation or any other agency of the U.S. government, nor are Shares deposits or obligations of any bank. Shares involve investment risks, including the loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Sponsor: Invesco Capital Management LLC

“BLDRS” and “Baskets of Listed Depositary Receipts”

are registered trademarks of The Bank of New York Mellon

Copyright© 2021 by Invesco Capital Management LLC, all rights reserved

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2020*

	Number of Shares Outstanding	Fractional Undivided Interest Represented by Each Share	Net Asset Value per Share	Symbol	CUSIP
Invesco BLDRS Emerging Markets 50 ADR Index Fund:	2,900,000	1/2,900,000	$46.84	ADRE	46090C305

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary beginning on page 62

Sponsor:	Invesco Capital Management LLC (“Invesco”)

Distributor:	Invesco Distributors, Inc.

Trustee:	The Bank of New York Mellon

Licensor:	S&P Dow Jones Indices

Depositary:	The Depository Trust Company (“DTC”)

Trust Agreement and Indenture:	Dated and Effective as of November 13, 2002 by and between the initial sponsor and the Trustee.*

Beneficial Owner:	Owners of beneficial interests in Shares are referred to as “Beneficial Owners.”

Record Dates:	Quarterly, currently anticipated to be the Second (2nd) Business Day after the third (3rd) Friday in each of March, June, September and December.**

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and December.**

Fiscal Year:	October 1-September 30

Estimated Ordinary Operating Expenses of the Fund:	30/100th of one percent (inclusive of Trustee’s annual fee of 6/100th of one percent to 10/100th of one percent) of the net asset value (“NAV”) of the Fund.***

Valuation Time:	Closing time of the regular trading session on NASDAQ (ordinarily 4:00 p.m. New York time).

Business Day:	Any day that NASDAQ is open for business, or that the Fund is open for business as required by Section 22(e) of the Investment Company Act of 1940 (“1940 Act”).

Mandatory Termination Date:	If the Fund is terminated pursuant to the terms of the Trust Agreement and Indenture, the Mandatory Termination Date shall be the date on which the last security held by the Fund matures, is sold, is redeemed, or upon any other disposition as the case may be.

Discretionary Termination:	At the discretion of the Sponsor, the Fund may be terminated if at any time after three (3) years following the initial Portfolio Deposit such value is less than $350,000,000, adjusted for inflation.****

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Calculation of the Composition of the Portfolio Deposit for Creation Units:	The Trustee, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on NASDAQ (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each of the securities comprising the Index (each an “Index Security”) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Deposit is applicable, subject to any adjustments, in order to effect creations and redemptions of Creation Units of the Fund until such time as the next-announced composition of the Portfolio Deposit is made available.

Modification to the Trust Agreement and Indenture:	The Trust Agreement and Indenture for the Fund may be modified unilaterally by the Sponsor to effect certain changes, and may be otherwise modified by a vote of the Beneficial Owners of the outstanding Shares of the Fund under certain circumstances.

*	The Trust Agreement and Indenture became effective and the initial deposit for the Fund was made on November 13, 2002 (“Initial Date of Deposit”).

**	See “Distributions to Beneficial Owners.”

***	See “Expenses of the Fund” and the “Trustee.”

****	The Fund may also be terminated under other circumstances. See “Termination of the Fund.”

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THE FUND

The Fund is an “index fund” that holds publicly-traded Depositary Receipts of non-U.S. companies in emerging markets represented by the Index. The Shares of the Fund represent an undivided interest in the portfolio of Depositary Receipts held by the Fund. The Shares of the Fund are separate from the underlying securities that are represented by the Shares. The Fund seeks to track the investment results, before fees and expenses, of the Index. The Index is developed by the Licensor from a universe of Depositary Receipts defined by the S&P/Bank of New York Mellon ADR Index (“S&P/BNY Mellon ADR Composite Index”). S&P Dow Jones Indices compiles, maintains, calculates and disseminates the Index and the free-float adjusted market capitalization methodology of S&P Dow Jones Indices is employed. See “Selection Criteria, Construction and Maintenance Standards for the Index.”

Depositary Receipts are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity or debt. Depositary Receipts are created when a broker purchases the non-U.S. company’s shares on that company’s home stock market and delivers those shares to the depositary’s local custodian bank, who then instructs the depositary bank, such as The Bank of New York Mellon, to issue Depositary Receipts. Depositary Receipts may also be purchased in the U.S. secondary trading market. Depositary Receipts may trade freely, just like any other security, either on an exchange, NASDAQ or in the over-the-counter market, and can be used to raise capital.

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or “index.” An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets — such as a U.S. or foreign country stock market. Other indexes cover market segments such as small-capitalization stocks or long-term bonds, or particular industries. An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or “passively managed”) funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse. An index fund does not always perform exactly like its target index. Like all investment companies, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

The Fund is designed for investors seeking a relatively low cost approach to investing and may be suitable for long-term investment in securities of issuers in emerging markets. Shares of the Fund may also be used as an asset allocation tool or as a speculative trading instrument. The Shares have been designed to be tradable in a secondary market on NASDAQ on an intraday basis in lots of any size and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. The Fund utilizes a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of the Index.

This Prospectus provides information about the Fund. The Fund normally holds at least 95% of its total assets in Depositary Receipts that comprise the Index, and will seek to track the investment results, before fees and expenses, of the Index.

INDEX AND TICKER SYMBOL

The Fund (Ticker: ADRE) seeks to track the Index. The Index, having an index market capitalization ranging from approximately $4.29 billion to over $351.64 billion, includes 50 component American Depositary Receipts as of September 30, 2020 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets, having a free-float market capitalization ranging from approximately $3.63 billion to over $536.29 billion.

RISKS OF INVESTING IN THE FUND

Depositary Receipts.    The Fund holds the securities of non-U.S. and non-Canadian companies in the form of American Depositary Receipts (“ADRs”), New York Shares and Global Registered Shares (“Global Shares”). ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. New York Shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional Depositary Receipts, New York Share programs do not involve custody of the Dutch shares of the company. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the United States. ADRs, New York Shares, and Global Shares are collectively referred to as “Depositary Receipts.” Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs trade in U.S. dollars, which may differ from the currency in which the underlying security for the ADR principally trades. Generally, ADRs, and New York Shares in registered form, are designed for use in the U.S. securities markets. Global Shares are represented by the same share certificate in both the United States and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global Shares may also be eligible for listing on exchanges in addition to the United States and home country. The Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets Risk.    The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be volatile and considered speculative. Emerging markets include those countries defined as “emerging” or “developing” by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, currency restrictions, capital controls, and capital seizures, which adversely affect returns to U.S. investors. Emerging markets securities may have decreased publicly available and less reliable information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Securities law in many emerging markets is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The ability to bring and enforce actions in emerging market countries may be limited, and shareholder claims may be difficult or impossible to pursue. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets, and may be subject to unexpected market closures. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities. From time to time, the United States or other countries may impose sanctions on various persons, issuers, or countries, which could negatively affect the value of the Fund’s investments and make them illiquid.

Political Instability.    Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Equity Risk.    An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by the Fund (“Fund Securities”) and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Currency Risk.    The underlying securities of the Depositary Receipts in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. Consistent with its operation as an index fund, the Fund will not hedge its currency risk. As a result, the Fund’s exposure to currency risk may be increased as compared to an actively managed fund.

Foreign Market Risk.    Since the underlying securities of the Depositary Receipts in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Liquidity Risk.    Although the Depositary Receipts in the Index are listed on a national securities exchange or NASDAQ, there can be no assurance that a market for Depositary Receipts will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of the Shares and their underlying value.

Non-Diversification and Industry Exposure Risk.    The Depositary Receipts of particular issuers, or of issuers in particular industries, may represent a large portion of the Index. If the Fund holds large positions in securities of a fewer number of issuers or in securities of issuers in particular industries, the Fund is more susceptible to any single economic, political, market or regulatory event than an investment company that is more broadly diversified across issuers or industries.

Authorized Participant Concentration Risk.    Only Authorized Participants (as hereinafter defined) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants and such Authorized Participants have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those Authorized Participants will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. In addition, to the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Index Provider Risk.    The Fund will seek to track the investment results, before fees and expenses, of the Index. There is no assurance that S&P Dow Jones Indices will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While S&P Dow Jones Indices gives descriptions of what the Index is designed to achieve, S&P Dow Jones Indices generally does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and it generally does not guarantee that the Index will be in line with its methodology. Errors made by S&P Dow Jones Indices with respect to the quality, accuracy and completeness of the data within the Index may occur from time to time and may not be identified and corrected by S&P Dow Jones Indices for a period of time, if at all. Therefore, gains, losses or costs associated with S&P Dow Jones Indices’ errors will generally be borne by the Fund and its shareholders.

Indexing Risk.    The Fund is a unit investment trust registered under the 1940 Act and is not a managed fund. Traditional methods of investment management for a managed fund typically involve continuing evaluation and changes to a portfolio of securities on the basis of economic, financial and market analyses. The only purchases and sales that are made with respect to the Fund’s portfolio will be those necessary to create a portfolio that is designed to seek to track the investment results, before fees and expenses, of the Index to the extent practicable. Because no attempt is made to “manage” the Fund in the traditional sense, the adverse financial condition of an issuer will not be the basis for the sale of its securities from the Fund’s portfolio unless the issuer is removed from the Index.

Changes to the Fund’s Index may cause the Trustee to make corresponding portfolio adjustments. The Index may have a relatively high component turnover ratio that will require the Trustee to buy Index Securities or sell Portfolio Securities for the Fund in order to create a portfolio that is designed to seek to track the investment results, before fees and expenses, of the Index. If the composition of the Index changes frequently and thus the Trustee is required to buy Index Securities or sell Portfolio Securities frequently, there could be adverse tax consequences and other expenses to shareholders of the Fund. See “The Portfolio — Changes to the Index” and “The Portfolio — Adjustments to the Portfolio.”

Intraday Indicative Value.    The trading prices of the Shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for Shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday indicative value (“IIV”) of the Shares is disseminated every 15 seconds throughout each trading day by NASDAQ or by market data vendors or other information providers. However, the IIV should not be viewed as a “real-time” update of the Fund’s NAV. The IIV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of the Fund’s actual portfolio at a particular point in time. Moreover, the IIV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IIV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IIV, takes into account Fund expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IIV. Therefore, the IIV may not reflect the best possible valuation of the Fund’s current portfolio. Additionally, the quotations and/or valuations of certain of the Fund’s holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States, which could affect premiums and discounts between the IIV and the market price of the Shares. The Fund, the Sponsor and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the IIV, and the Fund, the Sponsor and their affiliates do not make any warranty as to the accuracy of these calculations.

Failure to Meet NASDAQ’s Continuous Listing Standards.    There can be no assurance that the Fund will continue to meet the requirements of NASDAQ necessary to maintain the listing of its Shares. NASDAQ may, but is not required to, remove the Shares of the Fund from listing if: (i) the value of the Fund’s Index no longer is calculated or available; (ii) the Fund has more than 60 days remaining until termination and there are fewer than 50 Beneficial Owners of the Shares; (iii) the Fund’s Index fails to meet certain continued listing standards of

NASDAQ; (iv) the IIV of the Fund is no longer calculated or available; or (v) such other event shall occur or condition shall exist that, in the opinion of NASDAQ, makes further dealings on NASDAQ inadvisable. NASDAQ will remove the Shares of the Fund from listing and trading upon termination of the Fund.

Substitution Risk.    While the Licensor often chooses a replacement company for the S&P/BNY Mellon ADR Composite Index with some characteristics in common with a company or companies removed from the index, a replacement company may have little in common with the company it replaces.

Foreign Limitation Risk.    A Participating Party’s ability to acquire Deposit Securities may be limited if the creation of new Deposit Securities would cause any foreign ownership limits for the foreign securities underlying the Deposit Securities to be exceeded. If this were to happen, it is possible that a Participating Party’s ability to create Shares may be adversely affected.

Correlation Risk.    The Sponsor believes that over time the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s return may not match the return of the Index as a result of Fund expenses and other factors. For example, a rebalancing of the Fund’s holdings may at times be necessary to reflect changes in the composition of the Index. Rebalancing will result in transaction and other costs and could result in the realization of capital gains or losses.

Investment Company Tax Diversification.    The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (“Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code could limit the ability of the Fund to meet its investment objective.

Fluctuation of Net Asset Value and Market Value.    The NAV of the Shares will fluctuate with changes in the market value of the securities held in the Fund’s portfolio. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand in the secondary market. The Sponsor cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical to, the same forces influencing the prices of the Depositary Receipts of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units, the Sponsor believes that large discounts or premiums to the NAV of Shares should not be sustained.

Trading Halts.    Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ “circuit breaker” rules.

Termination of the Fund.    The Sponsor may direct the Trustee to terminate and liquidate the Fund if at any time three years following the Initial Date of Deposit such value is less than $350,000,000 as adjusted for inflation. The Trustee may also terminate the Fund upon the agreement of the Beneficial Owners of 66 2/3% of the Fund’s outstanding Shares. The Trustee will terminate and liquidate the Fund if one of the following events occurs: (1) DTC is unwilling or unable to continue to perform its functions and a comparable replacement is unavailable; (2) NSCC no longer provides clearance services with respect to the Fund’s Shares, or the Trustee is no longer a participant in NSCC; (3) the Licensor ceases publishing the Fund’s Index; (4) the License Agreement is terminated; (5) the Fund’s Shares are de-listed from NASDAQ; (6) the Sponsor resigns or is unable to perform its duties and the Trustee has not appointed a successor and has not itself agreed to act as sponsor; (7) the Trustee resigns or is removed and no successor trustee is appointed; or (8) on the Mandatory Termination Date.

Upon the termination of the Fund, the Trustee will, within a reasonable time after the termination of the Fund, sell the Fund’s Securities and, after making provisions for the Fund’s liabilities, distribute the proceeds to the Beneficial Owners. See “Termination of the Fund.” In the event the process of terminating the Fund begins and until the date on which the Fund is terminated, the trading pattern of the Fund’s Shares could be negatively affected.

Cybersecurity Risk.    The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Natural Disaster/Epidemic Risk.    Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Index is exposed is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

COVID-19 Risk.    The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

BAR CHART AND TABLE

The bar chart on the next page entitled “Annual Total Returns” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2020)” for the Fund (“Table”) provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the Index and the MSCI Emerging Markets Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2011 through December 31, 2020), the highest quarterly return for the Fund was 20.66% for the quarter ended December 31, 2020, and the lowest was -24.57% for the quarter ended March 31, 2020.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.invesco.com/ETFs.

Annual Total Returns

Average Annual Total Returns

(for periods ending December 31, 2020)

	Past One Year	Past Five Years	Past Ten Years

Invesco BLDRS Emerging Markets 50 ADR Index Fund Return Before Taxes(1)	28.25%	16.01%	3.78%

Return After Taxes on Distributions(1)	28.10%	15.74%	3.39%

Return After Taxes on Distributions and Redemption of Creation Units(1)	17.08%	13.02%	2.95%

S&P/BNY Mellon Emerging 50 ADR Index (USD)(2)	28.58%	16.20%	3.96%

MSCI Emerging Markets Index ND(3)	18.31%	12.81%	3.63%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees, expenses or taxes.

(3)	Reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The expenses of the Fund are accrued daily and reflected in the NAV of the Fund. See “Expenses of the Fund.”

I.	SHAREHOLDER TRANSACTION EXPENSES(a)
A.	CREATION TRANSACTION FEE
	Through NSCC(b)	$500
	Outside NSCC(b)	Up to $2,000
B.	REDEMPTION TRANSACTION FEE
	Through NSCC(c)	$500
	Outside NSCC(c)	Up to $2,000
II.	ESTIMATED ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Trustee Fees(d)		0.10%
License Fees(e)		0.06%
Marketing Fees		0.03%
Other Operating Expenses		0.11%

Total(e)		0.30%

(a)

Only investors purchasing or redeeming Shares in Creation Units will pay the transaction expenses described in Part I of the Fees and Expenses Table. Shareholders purchasing Shares in the secondary market may pay additional fees not described by any other item in this Prospectus, such as brokerage commissions and other fees to financial intermediaries, and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

(b)	The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(c)	The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(d)

The Trustee’s annual fee for the Fund ranges from 0.06% to 0.10% per year, based on average net assets of the Fund. See “Fees and Expenses.” For the fiscal year ended September 30, 2020, the Trustee’s annual fee for the Fund, as a percentage of net assets of the Fund was 0.10%.

(e)

In the event the Fund’s ordinary operating expenses exceed 0.30% of its average net assets, until the Sponsor determines otherwise, the Sponsor has undertaken to reimburse the Fund for all ordinary operating expenses in excess of such amount, taking into account any waiver by the Licensor of its license fee. To the extent during such period that ordinary operating expenses of the Fund exceed such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses.

Example of Expenses:

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratios set forth in the “Fees and Expenses” section above for the fiscal year ended September 30, 2020 for the first year, and an estimated operating expense ratio of 0.30% for subsequent fiscal years, and a 5% annual return on investment throughout the periods for the Fund. The actual expense ratio used in this example is based on an estimated operating expense ratio of 0.30%.

Cumulative Expenses Paid for Period of:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (“SEC”) regulations applicable to mutual funds. Although the Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, the Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the Fund’s total assets.

See “Expenses of the Fund” in this Prospectus for additional information regarding expenses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor and Trustee of Invesco BLDRS Index Funds Trust and Shareholders of Invesco BLDRS Emerging Markets 50 ADR Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco BLDRS Emerging Markets 50 ADR Index Fund (the “Fund”) as of September 30, 2020, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations and changes in its net assets for each of the three years in the period ended September 30, 2020, and the financial highlights for each of the five years in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

December 22, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Schedule of Investments(a)

September 30, 2020

	Shares	Value
Common Stocks & Other Equity Interests—99.75%
Air Freight & Logistics—0.82%
ZTO Express Cayman, Inc., ADR (China)	37,106	$1,110,212

Automobiles—1.62%
NIO, Inc., ADR (China)(b)	103,956	2,205,946

Banks—10.38%
Banco Bradesco S.A., ADR (Brazil)	431,548	1,480,209
HDFC Bank Ltd., ADR (India)(b)	121,408	6,065,544
ICICI Bank Ltd., ADR (India)(b)	248,248	2,440,278
Itau Unibanco Holding S.A., ADR (Brazil)	471,513	1,876,622
KB Financial Group, Inc., ADR (South Korea)	38,032	1,221,588
Shinhan Financial Group Co. Ltd., ADR (South Korea)	44,129	1,013,643

		14,097,884

Beverages—1.46%
Ambev S.A., ADR (Brazil)	428,699	968,860
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	18,085	1,016,196

		1,985,056

Biotechnology—0.80%
BeiGene Ltd., ADR (China)(b)	3,767	1,079,019

Construction Materials—0.41%
Cemex S.A.B. de C.V., ADR (Mexico)	147,292	559,710

Diversified Consumer Services—3.65%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	13,421	2,006,439
TAL Education Group, ADR (China)(b)	38,873	2,955,903

		4,962,342

Diversified Telecommunication Services—1.58%
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	36,986	1,340,003
PT Telekomunikasi Indonesia (Persero) Tbk, ADR (Indonesia)	46,267	803,658

		2,143,661

Electric Utilities—0.26%
Enel Americas S.A., ADR (Chile)	54,785	353,911

Entertainment—3.50%
iQIYI, Inc., ADR (China)(b)	26,692	602,706
NetEase, Inc., ADR (China)	7,800	3,546,426
Tencent Music Entertainment Group, ADR (China)(b)	40,460	597,594

		4,746,726

Insurance—1.21%
China Life Insurance Co. Ltd., ADR (China)	144,809	1,639,238

Interactive Media & Services—2.87%
Autohome, Inc., ADR (China)	5,562	533,952
Baidu, Inc., ADR (China)(b)	26,530	3,358,433

		3,892,385

See accompanying notes to financial statements which are an integral part of the financial statements.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Internet & Direct Marketing Retail—29.47%
Alibaba Group Holding Ltd., ADR (China)(b)	98,476	$28,949,975
JD.com, Inc., ADR (China)(b)	86,038	6,677,409
Pinduoduo, Inc., ADR (China)(b)	32,896	2,439,238
Trip.com Group Ltd., ADR (China)(b)	44,435	1,383,706
Vipshop Holdings Ltd., ADR (China)(b)	37,307	583,481

		40,033,809

IT Services—4.69%
GDS Holdings Ltd., ADR (China)(b)	8,947	732,133
Infosys Ltd., ADR (India)	359,410	4,963,452
Wipro Ltd., ADR (India)	144,524	679,263

		6,374,848

Metals & Mining—5.57%
AngloGold Ashanti Ltd., ADR (Tanzania)	40,526	1,069,076
Gold Fields Ltd., ADR (South Africa)	85,951	1,056,338
POSCO, ADR (South Korea)	31,219	1,306,827
Sibanye Stillwater Ltd., ADR (South Africa)	53,741	598,675
Vale S.A., ADR (Brazil)	334,226	3,536,111

		7,567,027

Oil, Gas & Consumable Fuels—4.40%
China Petroleum & Chemical Corp., ADR (China)	24,825	1,004,419
CNOOC Ltd., ADR (China)	15,640	1,502,222
PetroChina Co. Ltd., ADR (China)	20,530	604,403
Petroleo Brasileiro S.A., ADR (Brazil)	181,042	1,289,019
Petroleo Brasileiro S.A., ADR, Preference Shares (Brazil)	223,488	1,573,356

		5,973,419

Paper & Forest Products—0.33%
Suzano S.A., ADR (Brazil)(b)	54,306	443,680

Personal Products-0.47%
Natura & Co. Holding S.A., ADR (Brazil)	34,723	632,306

Pharmaceuticals—0.60%
Dr. Reddy’s Laboratories Ltd., ADR (India)	11,774	818,999

Semiconductors & Semiconductor Equipment—21.49%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	164,632	671,699
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	338,774	27,464,408
United Microelectronics Corp., ADR (Taiwan)	221,204	1,059,567

		29,195,674

See accompanying notes to financial statements which are an integral part of the financial statements.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Schedule of Investments(a) — (Continued)

	Shares	Value
Common Stocks & Other Equity Interests (continued)
Wireless Telecommunication Services—4.17%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	114,723	$1,432,890
China Mobile Ltd., ADR (China)	107,585	3,459,934
SK Telecom Co. Ltd., ADR (South Korea)	34,648	776,808

		5,669,632

Total Investments in Securities—99.75% (Cost $143,192,724)		135,485,484
Other assets less liabilities—0.25%		344,237

Net Assets—100.00%		$135,829,721

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020

Assets:
Investments in securities, at value	$135,485,484
Cash	679,138
Receivable for:
Dividends	465,003

Total assets	136,629,625

Liabilities:
Payable for:
Distributions	420,007
Amount due to Licensor	118,311
Amount due to Trustee	23,933
Amount due to Sponsor	119,209
Accrued expenses	118,444

Total liabilities	799,904

Net Assets	$135,829,721

Net assets consist of:
Shares of beneficial interest	$242,410,093
Distributable earnings (loss)	(106,580,372)

Net Assets	$135,829,721

Shares outstanding (unlimited amount authorized, $0.001 par value)	2,900,000

Net asset value	$46.84

Investments in securities, at cost	$143,192,724

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

STATEMENT OF OPERATIONS

For the years ended September 30, 2020, 2019, 2018

	2020	2019	2018

Investment income:

Dividend income	$2,654,522	$2,928,654	$3,577,648

Foreign withholding tax	(297,208)	(311,703)	(400,604)

Total investment income	2,357,314	2,616,951	3,177,044

Expenses:

Licensing fees	78,689	78,534	97,851

Professional fees	71,747	71,551	76,718

Reports to shareholders fee	30,535	30,452	7,946

Marketing expenses	41,300	39,910	(59,739)

Trustee fees	131,148	130,892	163,087

Intraday valuation fees	10,028	10,001	10,001

Compliance service fees	2,105	2,099	2,047

Other expenses	27,463	27,386	25,575

Total expenses	393,015	390,825	323,486

Net investment income	1,964,299	2,226,126	2,853,558

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:

Investment securities	(10,261,761)	(8,389,077)	(6,503,467)

In-kind redemptions	38,713,683	1,255,835	8,196,644

Net realized gain (loss)	28,451,922	(7,133,242)	1,693,177

Change in net unrealized appreciation (depreciation) on investment securities	(3,039,279)	(49,475)	(7,007,313)

Net realized and unrealized gain (loss)	25,412,643	(7,182,717)	(5,314,136)

Net increase (decrease) in net assets resulting from operations	$27,376,942	$(4,956,591)	$(2,460,578)

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2020, 2019, 2018

	2020	2019	2018

Operations:

Net investment income	$1,964,299	$2,226,126	$2,853,558

Net realized gain (loss)	28,451,922	(7,133,242)	1,693,177

Change in net unrealized appreciation (depreciation)	(3,039,279)	(49,475)	(7,007,313)

Net increase (decrease) in net assets resulting from operations	27,376,942	(4,956,591)	(2,460,578)

Distributions to Shareholders from:

Distributable earnings	(1,767,460)	(2,076,444)	(2,789,019)

Shareholder Transactions:

Proceeds from shares sold	105,315,495	1,883,992	16,696,088

Value of shares repurchased	(120,320,300)	(9,724,398)	(26,979,018)

Net increase (decrease) in net assets resulting from share transactions	(15,004,805)	(7,840,406)	(10,282,930)

Net increase (decrease) in net assets	10,604,677	(14,873,441)	(15,532,527)

Net assets:

Beginning of year	125,225,044	140,098,485	155,631,012

End of year	$135,829,721	$125,225,044	$140,098,485

Changes in Shares Outstanding:

Shares sold	2,550,000	50,000	400,000

Shares repurchased	(2,900,000)	(250,000)	(650,000)

Shares outstanding, beginning of year	3,250,000	3,450,000	3,700,000

Shares outstanding, end of year	2,900,000	3,250,000	3,450,000

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND (ADRE)

FINANCIAL HIGHLIGHTS

	Years Ended September 30,
	2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of year	$38.53	$40.61	$42.06	$34.77	$28.00

Net investment income(a)	0.62	0.67	0.76	0.69	0.53
Net realized and unrealized gain (loss) on investments	8.28	(2.12)	(1.45)	7.35	6.94

Total from investment operations	8.90	(1.45)	(0.69)	8.04	7.47

Distributions to shareholders from:
Net investment income	(0.59)	(0.63)	(0.76)	(0.75)	(0.70)

Net asset value at end of year	$46.84	$38.53	$40.61	$42.06	$34.77

Net Asset Value Total Return(b)	23.24%	(3.57)%	(1.65)%	23.33%	26.99%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$135,830	$125,225	$140,098	$155,631	$130,369
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.20%	0.18%	0.30%
Net investment income	1.50%	1.70%	1.75%	1.86%	1.74%
Portfolio turnover rate(c)	17.65%	17.62%	10.30%	10.66%	7.61%

(a)	Based on average shares outstanding.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements which are an integral part of the financial statements.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

Note 1. Organization

Invesco BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of one investment portfolio, Invesco BLDRS Emerging Markets 50 ADR Index Fund (the “Fund”), organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the S&P/BNY Mellon Emerging 50 ADR IndexSM (the “Underlying Index”).

The investment objective of the Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of performance of the Underlying Index.

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Fund for the purposes of determining the NAV of the Fund, and (b) relating to rebalancing and adjustments of the Fund’s portfolio.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

A.	Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

B.	Other Risks

Emerging Markets Risk.    The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Equity Risk.    An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by the Fund and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Market Risk.  The underlying securities of the Depositary Receipts in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Index Risk.    Unlike many investment companies, the Fund does not utilize investing strategies that seek returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Correlation Risk.    The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk.    The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

C.	Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.	Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.	Dividends and Distributions to Shareholders

The Fund declares and distributes dividends, if any, from net investment income quarterly. The Fund will distribute net realized capital gains, if any, at least annually.

F.	Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.	Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of the Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

H.	Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note	3. Agreements with the Trustee, Licensor and Sponsor

The Fund accrues daily and pay monthly the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Fund and fees to The Bank of New York Mellon (the “Licensor”) for a license to use the Underlying Index as a basis for determining the composition and weighting of securities held by the Fund. The Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Fund’s accounting records, acts as custodian and transfer agent to the Fund, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Fund, and for adjusting the composition of the Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Underlying Index.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

For these services, the Trustee receives a fee at the following annual rates:

Net Assets	Fee as Percentage of Net Assets

$0-$499,999,999*	0.10% per annum

$500,000,000-$2,499,999,999*	0.08% per annum

$2,500,000,000 and above*	0.06% per annum

*

The fee indicated applies to that portion of the net assets of the Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the years ended September 30, 2020, 2019 and 2018, represent expenses incurred by the Sponsor, if any, on behalf of the Fund and charged to the Fund, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Underlying Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2020, and until determined otherwise, the ordinary operating expenses of the Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily NAV of the Fund. To the extent during such period that ordinary operating expenses of the Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Fund for licensing fees so waived or expenses so reimbursed or assumed, respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Fund. The Sponsor, not the Fund, pays the Distributor a flat annual fee of $20,000 for the Fund for its distribution services and the Fund does not reimburse the Sponsor for such fees.

Note	4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2020, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note	5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2020, 2019 and 2018:

	September 30, 2020	September 30, 2019	September 30, 2018
Ordinary income*	$1,767,460	$2,076,444	$2,789,019

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Fiscal Year-End:

Net unrealized appreciation (depreciation) — investments	$(9,072,914)
Temporary book/tax differences	(420,006)
Capital loss carryforward	(86,920,160)
Post-October capital losses deferrals*	(10,167,292)
Shares of beneficial interest	242,410,093

Total net assets	$135,829,721

*

The Fund will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of the Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Fund as of September 30, 2020:

No expiration
Short-Term	Long-Term	Total*
$7,359,070	$79,561,090	$86,920,160

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note	6. Investment Transactions

For the fiscal year ended September 30, 2020, the aggregate cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $22,872,496 and $22,901,520, respectively.

For the fiscal year ended September 30, 2020, in-kind transactions associated with creations and redemptions were $105,939,380 and $120,907,661, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2020, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$34,011,196
Aggregate unrealized (depreciation) of investments	(43,084,110)
Net unrealized appreciation of investments	$(9,072,914)

Cost of investments for tax purposes is $144,558,398.

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, and expired capital loss carryforwards on September 30, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund. For the fiscal year ended September 30, 2020, the reclassifications were as follows:

Undistributed Net Investment Income	$317,951
Undistributed Net Realized Gain	(35,211,821)
Shares of Beneficial Interest	34,893,870

Note	8. Capital

Shares are issued and redeemed by the Fund only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the NAV of the shares on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expenses of processing orders. For the fiscal years ended September 30, 2020, 2019 and 2018, the Trustee earned $14,000, $3,500, and $6,500, respectively, in transaction fees.

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2020, 2019 or 2018.

INVESCO BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note	9. Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

CREATION AND REDEMPTION OF SHARES

The Fund, a unit investment trust created under the laws of the State of New York pursuant to the Trust Agreement and Indenture, creates and redeems Shares only in Creation Unit size aggregations of 50,000 Shares or in multiples thereof (e.g., 100,000; 150,000; 200,000 Shares) on a continuous basis without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day, of an order in proper form. Shares may be created or redeemed in one of two ways: (1) through the “Clearing Process,” which means the process of creating or redeeming Shares through the continuous net settlement system of NSCC by a participant in the CNS system of NSCC (a “Participating Party”); or (2) outside of the Clearing Process which means through DTC, by a “DTC Participant,” which party, in each case, must have executed an agreement with the Fund, the Distributor and the Trustee with respect to the procedure for creations and redemptions of Creation Units (“Participant Agreement”). The Participating Party authorizes the Distributor to transmit trade instructions through the Trustee to NSCC. Participating Parties and DTC Participants are collectively referred to as “Authorized Participants.”

Investors may contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. As of September 30, 2020, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for the Fund was $2,341,891.74.

Creation or Redemption of Shares Through the Clearing Process

a.	Creation

Shares may be purchased from the Fund only in Creation Unit size aggregations by tendering to the Trustee an in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) per each Creation Unit, which constitutes a substantial replication of the stocks included in the Index, a “Cash Component” plus the creation Transaction Fee. The Cash Component is an amount equal to the dividends on all Fund Securities with ex-dividend dates within the accumulation period for a dividend distribution (“Accumulation Period”), net of expenses and liabilities for such period, as if all the Fund Securities had been held by the Fund for the entire Accumulation Period, as proscribed by the Trustee, together with the Balancing Amount (as defined in “Determination of the Portfolio Deposit,” below). Together the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.”

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party must substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

Creation Units may also be purchased in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit, subject to the following procedures. In these circumstances, a Participating Party intending to utilize this procedure will be required to post collateral with the Trustee outside of the NSCC consisting of: (i) cash ranging from at least 105% to 115% of the closing value, on the day the order to purchase Creation Units is deemed received, of the portion of the Deposit Securities not expected to be available in the account of the Participating Party for delivery to the Fund on the second Business Day following placement of such order, and (ii) such additional deposits as will reflect daily marked to the market increases (but no decreases) in such value as determined by the Trustee. This cash collateral will be required to be posted with the Trustee by 11:00 a.m. (New York time) on the morning of the Business Day following the day such order is deemed received by the Distributor, or else the order to purchase Creation Units will be cancelled. The Trustee will hold such collateral in an account separate and apart from the Fund. To the extent that missing Deposit Securities are not received by a certain time or in the event a mark to market payment is not made within a certain time following notification by the Distributor that such a payment is required, the Trustee may use the cash on deposit to purchase the securities that were to be deposited. An investor will be liable to the Trustee for the costs incurred in connection with any such purchases. These costs include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs. The Trustee will return any unused portion of the cash once all of the missing securities have been properly received by the Trustee or purchased by the Trustee and deposited into the Fund. The delivery of Creation Units will occur no later than the second (2nd) Business Day following the day on which the purchase order is received by the Distributor.

b.	Redemption

Enough Shares must be accumulated in the secondary market to constitute a Creation Unit in order to have Shares redeemed by the Fund. THE FUND WILL NOT REDEEM SHARES IN AN AMOUNT LESS THAN A CREATION UNIT. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit generally will be made by the Fund through delivery of designated Fund Securities (“Redemption Securities”) — as announced by the Trustee on the Business Day the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption Transaction Fee. The Redemption Securities and the Cash Redemption Amount constitute a “Redemption Payment.” It is expected that the identity and number of Fund Securities delivered to a redeeming Shareholder will be similar to the identity and number of the Deposit Securities. In the event that the Fund Securities have a value greater than the NAV of the Shares tendered for redemption, a compensating cash payment equal to the difference must be made by or through an Authorized Participant by or on behalf of the redeeming shareholder.

If the Trustee determines that a Fund Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Fund Securities, based on its market value as of the Valuation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Amount in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Fund Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Fund Securities as of the Valuation Time on the date of the redemption as a part of the Cash Redemption Amount in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of the Index.

Orders to redeem Creation Units of the Fund through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Deposit Securities and the Cash Redemption Amount will be transferred to the redeeming party by the second (2nd) Business Day following the date on which such request for redemption is received in proper form by the Trustee.

Creation and Redemption of Shares Outside the Clearing Process.

a.	Creation

Shares may be purchased outside the Clearing Process by using a DTC Participant who has executed a Participant Agreement and requests such creation of Creation Units to be affected through a transfer of the Deposit Securities within the Portfolio Deposit directly through DTC. The Cash Component must be transferred directly to the Trustee through the Federal Reserve wire system. The delivery of Creation Units of Shares so created must occur no later than the second (2nd) Business Day following the day on which the purchase order is received by the Distributor.

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party may substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

b.	Redemption

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. Such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be affected through a transfer of Shares directly through DTC.

After the receipt of an order for redemption outside the Clearing Process, the Trustee will initiate procedures to transfer the requisite Redemption Payment to be delivered to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second (2nd) Business Day following the date on which such request for redemption is received by the Trustee.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of the Index.

Redemptions will be Subject to Applicable Laws.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemption or could not do so without first registering the Redemption Securities under such laws. If an investor is subject to a legal restriction with respect to a particular security, the investor may (at the option of the Trustee) be paid an equivalent amount of cash in lieu of such security. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payments, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Creation and Redemption Transaction Fee.

To compensate the Trustee for transfer and other transaction costs involved in creation and redemption transactions made through the Clearing Process, investors will be required to pay a “Transaction Fee,” payable to the Trustee, of $10 per each security “name” in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 per Participating Party per day, regardless of the number of Creation Units purchased or redeemed on such day by such Participating Party. The amount of the Transaction Fee in effect at any given time will be made available upon request to the Trustee. For the year ended September 30, 2020, the Transaction Fee earned by the Trustee for the Fund was $14,000. An additional charge of up to three (3) times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit, may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process, and (ii) cash creations (to offset the Trustee’s brokerage and other transaction costs associated with using cash to purchase the requisite Portfolio Deposit). Investors are responsible for the costs of transferring the securities constituting the Portfolio Deposit to the account of the Fund.

Rejecting an Order.    The Trustee reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Portfolio Deposit delivered is not as disseminated through the facilities of NSCC for that date by the Trustee, as described above; (d) acceptance of the Portfolio Deposit would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trustee, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) in the event that circumstances outside the control of the Distributor and the Trustee make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trustee, the Distributor, DTC, NSCC or any other party in the creation process; and similar extraordinary events. The Distributor will notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trustee and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor will either of them incur any liability for the failure to give any such notification. In addition, redemption orders must be received in the proper form as described in the Participant Agreement.

All questions as to the number of shares of each security in the Portfolio Deposit and Redemption Payment, and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trustee, and the Trustee’s determination will be final and binding.

THE PORTFOLIO

Relationship to the Index.    Because the objective of the Fund is to seek to track the investment results, before fees and expenses, of the Index, the Fund’s portfolio of securities is intended to correspond generally to the Index and will consist of as many of the Depositary Receipts comprising the Index as is practicable. Cash or cash items (other than dividends held for distribution) normally will not be a substantial part of the Fund’s net assets. Although the Fund may at any time not own certain of the Index Securities, the Fund will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the Index and that derived from ownership of the Shares of the Fund.

The Index is a capped market capitalization-weighted index of Depositary Receipts calculated under the auspices of the Licensor. At any moment in time, the value of the Index equals the aggregate free-float adjusted market capitalization of each component Index Security, evaluated at their respective last sale prices on NASDAQ, the NYSE or NYSE American, LLC (“NYSE American”) divided by a scaling factor (“divisor”) which yields a resulting index value in the reported magnitude.

Changes to the Index.    Periodically, the Licensor may determine that total share quantities have changed in one or more Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. The Licensor may periodically replace one or more Index Securities in the Index due to corporate actions, bankruptcies or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the Index. Ordinarily, whenever there is a change in share quantities or a change in the Index Securities included in the Index, the Licensor adjusts the divisor to assure that there is no discontinuity in the value of the Index. Changes to the Index will cause the Trustee to make corresponding portfolio adjustments as described below.

Adjustments to the Portfolio.    As set forth in the Trust Agreement and Indenture (“Trust Agreement and Indenture”), the Trustee is responsible for adjusting the composition of the Fund’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of the Index. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to perform the portfolio adjustments described in this Prospectus. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the “Agency Agreement”). In accordance with the terms of the Trust Agreement and Indenture and under the terms of the Agency Agreement, the Sponsor will perform the following functions on behalf of the Trust and the Trustee: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor. The Trustee will pay the Sponsor for these services from its own assets.

The Sponsor aggregates certain of these adjustments and makes conforming changes to the Fund’s portfolio at least quarterly; however, modifications are made more frequently in the case of significant changes to the Index. Specifically, the Sponsor is required to adjust the composition of the Fund’s portfolio any time there is a change in the identity of any Index Security (i.e., a substitution of one security in replacement of another), which adjustment is to be made within two (2) Business Days before or after the day on which the change in the identity of such Index Security is scheduled to take effect at the close of the market. Although the investment objective of the Fund is to seek to track the investment results, before fees and expenses, of the Index, it is not always efficient to replicate identically the share composition of the Index if the transaction costs incurred by the Fund in so adjusting the Fund’s portfolio would exceed the expected misweighting that would ensue by failing to replicate identically minor and insignificant share changes to the Index. Accordingly, minor misweightings are generally permitted subject to the guidelines described in the following paragraph.

The Sponsor is required to adjust the composition of the Fund’s portfolio of securities at any time that the weighting of any security held in the Fund’s portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 25/100 of 1% to 2/100 of 1%, depending on the NAV of the Fund (in each case, the “Misweighting Amount”), from the weighting of such security held in the Fund’s portfolio in the Index (a “Misweighting”). The Sponsor will examine each security held in the Fund’s portfolio on each Business Day, comparing the weighting of each such security in the portfolio to the weighting of the corresponding Index Security in the Index, based on prices at the close of the market on the preceding Business Day (a “Weighting Analysis”). In the event that there is a Misweighting in any security in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Sponsor will perform a Weighting Analysis for each security held in the Fund’s portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to the Fund’s portfolio due to a Misweighting, the purchase or sale of securities necessitated by such adjustment will be made within two (2) Business Days of the day on which the Misweighting is determined. In addition to the foregoing adjustments, the Sponsor reserves the right to make additional adjustments periodically with respect to a security held in the Fund’s portfolio that may be misweighted by an amount within the applicable Misweighting Amount in order to reduce the overall Misweighting of the Fund’s portfolio.

The foregoing guidelines with respect to Misweightings will also apply to any Index Security that: (1) is likely to be unavailable for delivery or available in insufficient quantity for delivery; (2) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security; or (3) is not eligible to be processed through the Clearing Process. (From time to time, an Index Security may not be eligible for transfer through the Clearing Process because such security is not eligible for transfer through the systems of DTC.) Upon receipt of an order for a Creation Unit that involves such an Index Security, the Sponsor will determine whether the substitution of cash will cause a Misweighting in the Fund’s portfolio with respect to such Index Security. If a Misweighting results, the Sponsor will purchase the required number of shares of such Index Security on the opening of the market on the following Business Day.

Pursuant to these guidelines, the Sponsor will calculate the required adjustments and will purchase and sell the appropriate securities. As a result of the purchase and sale of securities in accordance with these requirements, or the completion of a creation order, the Sponsor may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of securities or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains) as a result of such transactions, which amount will not exceed for more than five (5) consecutive Business Days 5/10th of 1% of the aggregate value of the securities. In the event that the Sponsor has made all required adjustments and is left with cash in excess of 5/10th of 1% of the aggregate value of the securities held in the Fund’s portfolio, the Sponsor will use such cash to purchase additional Index Securities that are under-weighted in the Fund’s portfolio as compared to their relative weightings in the Index.

All adjustments to the Fund’s portfolio pursuant to these procedures will be non-discretionary. Portfolio adjustments will be made unless such adjustments would cause the Fund to lose its status as a “regulated investment company” under Subchapter M of the Code. Additionally, the Sponsor is required to adjust the composition of the Fund’s portfolio at any time if it is necessary to insure the continued qualification of the Fund as a regulated investment company.

If the method of determining the Index is changed by the Licensor, the Trustee and the Sponsor will have the right to amend the Trust Agreement and Indenture, without the consent of DTC or the Beneficial Owners, to conform the adjustments to such changes so that the Fund’s objective of tracking the Index is maintained.

The Trustee will rely on data provided by the Licensor and other financial industry sources for information as to the composition and weightings of the Index Securities. If the Trustee cannot obtain or process such information or NSCC is unable to receive such information from the Trustee on any Business Day, then the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit will be used for the purposes of all adjustments and determinations, and determination of the securities portion of the Portfolio Deposit until the earlier of: (a) such time as current information with respect to the Index Securities is available; or (b) two (2) consecutive Business Days have elapsed. If such current information is not available and two (2) consecutive Business Days have elapsed, the composition and weightings of the securities held in the Fund’s portfolio (as opposed to the Index Securities) will be used for the purposes of all adjustments and determinations and determination of the securities portion of the Portfolio Deposit until current information with respect to the Index Securities is available.

In the event the Fund is terminated, the Trustee will use the composition and weightings of the Index Securities as of the date the Trustee received notice of termination for all redemptions or other required uses of the Index.

Mergers Involving Fund Securities.    The Fund, as a shareholder of securities of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee may not accept any such offers until the Licensor has determined that the securities of the issuer will be removed from the Index. Securities of an issuer are often removed from the Index only after the consummation of a merger or acquisition of such an issuer. In selling the securities of such issuer the Trustee may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions will be reinvested in Index Securities. Any securities received as a part of the consideration that are not Index Securities will be sold as soon as practicable and the cash proceeds of such sale will be invested in Index Securities.

Securities Transactions.    Purchases and sales of securities held in the Fund’s portfolio resulting from the adjustments may be made in the share amounts dictated by the foregoing specifications, whether round lot or odd lot and will include brokerage commissions and other transaction charges. Certain Index Securities, however, may at times not be available in the required quantities requested. For this and other reasons, precise duplication of the proportionate relationship between the Fund’s portfolio and the Index Securities may not ever be possible but nevertheless will continue to be the objective in connection with all acquisitions and dispositions of Index Securities.

Compliance with Certain 1940 Act Requirements.    Consistent with 1940 Act rules, the Fund will invest at least 80% of the value of its total assets in securities of companies in emerging markets (the “80% investment policy”). The Fund considers emerging markets securities to be those securities that comprise the Index. Therefore, the Fund anticipates meeting its 80% investment policy due to its structure as a Unit Investment Trust and the fact that the Fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise the Index. Beneficial owners will be provided with at least sixty days’ prior notice of any change in the 80% investment policy.

DETERMINATION OF NET ASSET VALUE

The NAV per Share for the Fund is computed by dividing the value of net assets (i.e., the value of the Fund’s total assets less total liabilities) by the Fund’s total number of Shares outstanding. The NAV of the Fund is calculated by the Trustee and determined each Business Day at the close of regular trading of the NASDAQ (ordinarily 4:00 p.m. New York time). The income and expenses of the Fund are accrued daily and reflected in the NAV per Share of the Fund. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to evaluate the securities held by the Trust, and determine their fair value to the extent that market quotations are not readily available. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into the Agency Agreement.

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Agreement and Indenture and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement and Indenture.

DETERMINATION OF THE PORTFOLIO DEPOSIT

On each Business Day, the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted in accordance with the following procedure. At the close of the market on each day in which the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted (“Adjustment Day”), the Trustee calculates the NAV of the Fund. The NAV is divided by the number of outstanding Shares, multiplied by 50,000 Shares in one Creation Unit aggregation, resulting in an NAV per Creation Unit (“NAV Amount”). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the Index in a Portfolio Deposit for the following Business Day (“Request Day”), such that: (1) the market value at the close of the market on Adjustment Day of the securities to be included in the Portfolio Deposit on Request Day, together with the amount intended to enable the Fund to make a distribution of dividends on the next dividend payment date as if all the securities in the Fund’s portfolio had been held for the entire dividend period (“Dividend Equivalent Payment”) as calculated by the Trustee, effective for requests to create or redeem on Adjustment Day, equals the NAV Amount; and (2) the identity and weighting of each of the securities in a Portfolio Deposit mirrors proportionately the identity and weightings of the securities in the Index, each as in effect on Request Day. For each security, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and number of shares of the securities so calculated constitute the securities portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as the Index Securities to be delivered by the Trustee in the event of a request for redemption of Creation Units on Request Day and thereafter until the following Adjustment Day (see “Creation and Redemption of Shares”). In addition to the foregoing adjustments, in the event that there will occur a stock split, stock dividend or reverse split with respect to any Index Security that does not result in an adjustment to the Index divisor, the Portfolio Deposit will be adjusted to take account of such stock split, stock dividend or reverse split by applying the stock split, stock dividend or reverse stock split multiple (e.g., in the event of a two-for-one stock split of an Index Security, by doubling the number of shares of such Index Security in the prescribed Portfolio Deposit), in each case rounded to the nearest whole share.

On each Request Day, the Trustee calculates the market value of the securities portion of the Portfolio Deposit as in effect on a Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on a Request Day (such market value and Dividend Equivalent Payment are collectively referred to as the “Portfolio Deposit Amount”). The Trustee then calculates the NAV Amount, based on the close of the market on Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the “Balancing Amount.” The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (1) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (2) any variances from the proper composition of the Portfolio Deposit.

Notwithstanding the foregoing, on any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the Index divisor to be adjusted after the close of the market on such Business Day,* and (b) no stock split, stock dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee reserves the right to forego making any adjustment to the Securities portion of the Portfolio Deposit and to use the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee further reserves the right to calculate the adjustment to the number of shares and/or identity of the Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day prior to the Request Day.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to the creation of Shares, the Balancing Amount will increase the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by a creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be added to the cash transferred to a redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to the creation of Shares such amount will decrease the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference will be paid by the Trustee to the creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference will be paid by the redeemer to the Trustee.

* The Licensor announces changes in the identity and/or the weighting of the securities in the Index to the Fund in advance of the actual change. The announcements are made after the close of trading on such day. In the event that the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, the Portfolio Deposit so constituted will dictate the Index Securities to be delivered in connection with the creation of Shares in Creation Unit size aggregations and upon the redemption of Shares in Creation Unit size aggregations for all purposes hereunder until such time as the securities portion of the Portfolio Deposit is subsequently adjusted. Brokerage commissions incurred by the Trustee in connection with the acquisition of any such Index Securities will be at the expense of the Fund and will affect the value of all Shares.

DISTRIBUTIONS TO BENEFICIAL OWNERS

The regular quarterly ex-dividend date with respect to net dividends, if any, for the Fund is the first Business Day after the third Friday in each of March, June, September, and December. Quarterly cash distributions, net of fees and expenses, representing dividends accumulated on the securities held by the Fund through the quarterly dividend period, accrued daily for such period, will be distributed to Beneficial Owners on the records of DTC and the DTC Participants as of the second Business Day following the third Friday in each of March, June, September and December. The Trustee may deduct the amount of any tax or other governmental charge from a distribution before making payment.

The Trustee intends to declare special dividends and make additional distributions to the minimum extent necessary to maintain the Fund’s status as a regulated investment company: (i) to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains; and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The additional distributions, if needed, would consist of (a) an increase in the distribution scheduled for January to include any amount by which the Fund’s investment company taxable income and net capital gains as estimated for a year exceeds the amount of the Fund’s taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made. The magnitude of the additional distributions, if any, will depend upon a number of factors, including the level of redemption activity experienced by the Fund. Because substantially all proceeds from the sale of securities in connection with adjustments to the Fund’s Portfolio will have been used to purchase additional shares of Index Securities, the Fund may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee will have to sell shares of the Fund securities sufficient to produce the cash required to make such additional distributions.

The Trustee may vary the frequency with which periodic distributions are made (e.g., from quarterly to semi-annually) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to the Fund. In addition, the Trustee may change the regular ex-dividend date for Shares to another date within the month or quarter if it is determined by the Sponsor and the Trustee, in their discretion, that this would be advantageous to the Fund. Notice of any change will be provided.

EXPENSES OF THE FUND

After reflecting waivers and reductions, ordinary operating expenses of the Fund are currently being accrued at an annual rate of 0.30% per year of the Fund’s daily average net assets; future accruals will depend primarily on the level of the Fund’s net assets and the level of Fund expenses. There is no guarantee that the Fund’s ordinary operating expenses will not exceed 0.30% per year and under the Trust Agreement and Indenture such rate may be changed without notice. Therefore, it is possible that, on any day and during any period over the life of the Fund, total fees and expenses of the Fund may exceed 0.30% per year.

The Sponsor has undertaken that, until determined otherwise, the ordinary operating expenses of the Fund as calculated by the Trustee will not exceed an amount which is 0.30% per year of the daily NAV of the Fund. To the extent during such period the ordinary operating expenses of the Fund exceed the 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. Ordinary operating expenses of the Fund will not include taxes, brokerage commissions and such extraordinary non-recurring expenses as may arise, including the cost of any litigation to which the Fund or Trustee may be a party. The Licensor and the Sponsor may be repaid by the Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during such period expenses fall below the 0.30% per year level on any given day.

The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse the Fund so that total expenses of the Fund are reduced, although neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

Under the Trust Agreement and Indenture, the following charges are or may be accrued and paid by the Fund: (a) the Trustee’s fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to Shares; (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect the Fund and the rights and interests of Beneficial Owners of Shares; (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of the Fund without gross negligence, bad faith, willful misconduct or willful malfeasance on its part or reckless disregard of its obligations and duties; (h) expenses incurred in contacting Beneficial Owners of Shares during the life of the Fund and upon termination of the Fund; (i) brokerage commissions and other transactional charges incurred by the Trustee when acquiring or selling Index Securities; and (j) other out-of-pocket expenses of the Fund.

The Trustee has delegated its trading authority to the Sponsor pursuant to the terms of the Trust Agreement and Indenture and the Agency Agreement. Under this delegation, the Sponsor or its affiliates are responsible for, among other things, directing securities transactions to brokers or dealers for execution on behalf of the Fund. Under the terms of the Agency Agreement and the Trust Agreement and Indenture, the Sponsor or its agents are required to direct the Fund’s securities transactions only to brokers or dealers, which may include affiliates of the Trustee, from which the Sponsor expects to receive the best execution of orders. The Sponsor has reviewed the execution services provided under the Agency Agreement and determined that they are consistent with the requirements of that agreement and the Trust Agreement and Indenture.

The Trustee, from its own assets, pays the Sponsor for its services under the Agency Agreement. The amount paid to the Sponsor will not exceed the cost to the Sponsor of providing such services. However, to the extent any fees, expenses and disbursements that are incurred in connection with the services performed by the Sponsor, its affiliates or its agents would constitute fees, expenses or disbursements of the Fund if incurred by the Trustee, such fees, expenses and disbursements will be paid by the Fund pursuant to the terms of the Trust Agreement and Indenture and in accordance with applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Sponsor reserves the right to charge the Fund a special sponsor fee from time to time in reimbursement for certain services it may provide to the Fund which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services.

In addition to the specific expenses discussed above, the following expenses are or may be charged to the Fund: (a) reimbursement to the Sponsor of amounts paid by it to the Licensor in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Shares; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Shares of the Fund (including, but not limited to, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the special sponsor fee and the expenses set forth in items (a), (b) and (c) in this paragraph may be charged to the Fund by the Trustee in an amount equal to the actual costs incurred, but in no case will such charges exceed 0.30% per year of the daily NAV of the Fund.

If the income received by the Fund in the form of dividends and other distributions on the securities in the Fund’s portfolio is insufficient to cover its expenses, the Trustee may make advances to the Fund to cover such expenses, secured by a lien in the Trustee’s favor on the Fund’s assets; otherwise the Trustee may sell securities held in the Fund’s portfolio in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, plus any amounts required by the Federal Reserve Board which are related to such advances, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from: (1) dividend payments or other income of the Fund when such payments or other income is received; (2) the amounts earned or benefits derived by the Trustee on cash held for the benefit of the Fund; and (3) the sale of Securities. In the event that any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Fund Securities to reimburse itself for the amount of such advance and any accrued interest thereon. In addition to adjustments to the Fund’s portfolio from time to time to conform to changes in the composition or weighting of the Index Securities, the Trustee is also ordinarily required to sell the Fund’s Securities to obtain sufficient cash proceeds for the payment of the Fund’s fees and expenses at any time that projected annualized fees and expenses accrued on a daily basis exceed projected annualized dividends and other Fund income accrued on a daily basis by more than 1/100th of one percent (0.01%) of the NAV of the Fund.

Whenever the 0.01% threshold is exceeded, the Trustee will sell sufficient Fund Securities to cover such excess by no later than the next occasion it is required to make adjustments to the Fund’s portfolio due to a Misweighting unless the Trustee determines in its discretion, that such a sale is unnecessary because the cash to be generated is not needed by the Fund at that time for payment of expense then due or because the Trustee otherwise determines that such sale is not warranted or advisable. At the time of the sales, the Trustee shall first sell the Fund’s Securities that are over weighted as compared to their relative weighting in the Index.

BOOK-ENTRY ONLY; NOTICES AND DISTRIBUTIONS

DTC acts as the securities depositary for Shares pursuant to a Depository Agreement with the Trustee. Shares are represented by a single global security (“Global Security”), which is registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC. The Trustee recognizes DTC or its nominee as the owner of all Shares for purposes except as expressly set forth in the Trust Agreement and Indenture. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934 (“Exchange Act”). DTC was created to hold the securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through an electronic book-entry system, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Upon the settlement date of any creation, transfer or redemption of Shares, DTC will credit or debit, on its book-entry registration and transfer system, the amount of Shares so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged will be designated by the Trustee to NSCC, in the case of a creation or redemption through the Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption transacted outside of the Clearing Process. Beneficial Owners will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form thereby impairing the ability of certain investors to acquire beneficial interests in Shares.

References to the registered or record owners of Shares mean Cede & Co., not the Beneficial Owners of Shares. Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holder thereof under the Trust Agreement and Indenture. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its Shares, to exercise any rights under the Trust Agreement and Indenture. The Trustee and the Sponsor understand that under existing industry practice, in the event the Trustee requests any action of a Beneficial Owner, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action or would otherwise act upon the instructions of Beneficial Owners owning through them.

To effect communications with Beneficial Owners, DTC is required to make available to the Trustee upon request and for a fee to be charged to the Fund a listing of the Share holdings of each DTC Participant. The Trustee will inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant; and provide each such DTC Participant with copies of the relevant notice, statement or other communication, in such form, number and at such place as the DTC Participant reasonably requests so that such notice, statement or communication may be transmitted to such Beneficial Owners. In addition, the Fund will pay each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered owner of all Shares. The Trustee and the Sponsor expect that DTC or its nominee, upon receipt of any payment of distributions in respect of Shares, will credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and are the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners.

Under the Depository Agreement, DTC may determine to discontinue providing its service with respect to Shares at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate the Fund.

BUYING AND SELLING SHARES; TRADING INFORMATION

The Shares are listed for secondary trading on NASDAQ. Individual Shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Given, however, that Shares can be issued and redeemed in Creation Units, the Sponsor believes that large discounts and premiums to NAV should not be sustained for very long. If you buy or sell Shares in the secondary market, you may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, and you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.invesco.com/ETFs.

The Trustee will make available daily a list of the names and the required number of shares of each of the Index Securities in the current Portfolio Deposit. The Sponsor also intends to make available: (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Share; and (b) every 15 seconds throughout the trading day on NASDAQ a number representing, on a per Share basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to NAV, net accumulated dividend, final dividend amount to be paid, Shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on NASDAQ.

AMENDMENTS TO THE TRUST AGREEMENT AND INDENTURE

The Trust Agreement and Indenture can be amended by the Sponsor and the Trustee with the consent of 51% of the Beneficial Owners of the Fund to add provisions to or change or eliminate provisions or to modify the rights of Beneficial Owners. However, the Trust Agreement and Indenture may not be amended without the consent of all of the Beneficial Owners of the Fund if such amendment would: (a) permit, except in accordance with the terms and conditions of the Trust Agreement and Indenture, the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement and Indenture; (b) reduce the interest of any Beneficial Owner in the Fund; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment. Any amendment will be conclusive and binding upon Beneficial Owners and will be binding upon any Shares. The Trust Agreement and Indenture may also be amended, in certain limited circumstances, without the consent of Beneficial Owners. See “The Portfolio.”

If directed by the Sponsor, the Trustee shall, promptly after the execution of any such amendment, receive from the DTC, pursuant to the terms of the Depository Agreement, a list of all DTC Participants holding shares of the Fund. The Trustee shall inquire of each such DTC Participant as to the number of Beneficial Owners for whom such DTC Participant holds shares of the Fund, and provide each such DTC Participant with sufficient copies of a written notice of the substance of such amendment for transmittal by each such DTC Participant to such Beneficial Owners. Notice of any amendment which the Sponsor does not direct to be delivered pursuant to this procedure shall be published on the Sponsor’s website promptly following execution of the amendment and shall be included in the annual report provided to Beneficial Owners.

TERMINATION OF THE FUND

The Sponsor has the discretionary right to direct the Trustee to terminate the Fund if at any time after three years following the Initial Date of Deposit such value is less than $350,000,000, adjusted for inflation in accordance with the National Consumer Price Index for All Urban Consumers (“Discretionary Termination Amount”). Any such termination will be at the complete discretion of the Sponsor, and the Sponsor will not be liable in any way for any resulting depreciation or loss. The Trustee does not have power to terminate the Trust Agreement and Indenture or the Fund because the value of the Fund is below the Discretionary Termination Amount. The Trustee will terminate the Fund in the event that the Shares of the Fund are de-listed from NASDAQ. The Fund may also be terminated upon receipt by the Trustee of written notice of the occurrence of any one or more of the following events: (a) by the agreement of the Beneficial Owners of 66 2/3% of the outstanding Shares; (b) DTC is unable or unwilling to continue to perform its functions and a comparable replacement is unavailable; (c) NSCC no longer provides clearance services with respect to the Shares, or the Trustee is no longer a participant in NSCC; (d) the Licensor ceases publishing the Index; or (e) the License Agreement is terminated. If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of its duties under the Trust Agreement and Indenture, or if the Sponsor resigns, the Trustee may, in its discretion, in lieu of appointing a successor Sponsor, terminate the Fund. The Fund will terminate on the Mandatory Termination Date. As soon as practicable after notice of termination of the Fund, the

Trustee will distribute to redeemers tendering Creation Units prior to the termination date the securities and cash and upon termination of the Fund the Trustee will thereafter sell the remaining securities held in the Fund’s portfolio as provided below.

Written notice of termination, specifying the date of termination, the period during which the assets of the Fund will be liquidated and Creation Units will be redeemed in cash at NAV, and the date determined by the Trustee upon which the books of the Trustee will be closed, will be given by the Trustee to each Beneficial Owner at least twenty (20) days prior to termination of the Fund. Such notice will further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor additional Portfolio Deposits will be accepted and that, as of the date thereof, the portfolio of securities delivered upon redemption will be identical in composition and weighting to the Fund’s portfolio rather than the securities portion of the Portfolio Deposit as in effect on the date request for redemption is made. Within a reasonable period of time after such termination the Trustee will, subject to any applicable provisions of law, sell all of the Fund Securities held in the Fund’s portfolio not already distributed to redeemers of Creation Units, as provided herein, if any, in such a manner so as to effectuate orderly sales and a minimal market impact. The Trustee will not be liable for or responsible in any way for depreciation or loss incurred by reason of any sale or sales. The Trustee may suspend its sales of the Fund’s Shares upon the occurrence of unusual or unforeseen circumstances, including, but not limited to, a suspension in trading of an Index Security, the closing or restriction of trading on a stock exchange, the outbreak of hostilities or the collapse of the economy. Upon receipt of proceeds from the sale of the last security held in the Fund’s portfolio, the Trustee will: (1) pay to itself individually from the Fund an amount equal to the sum of: (a) its accrued compensation for its ordinary services; (b) any reimbursement due to it for its extraordinary services; (c) any advances made but not yet repaid; and (d) any other services and disbursements as provided herein; (2) deduct any and all fees and expenses from the Fund; (3) deduct from the Fund any amounts which it will deem requisite to be set aside as reserves for any applicable taxes or other governmental charges that may be payable out of the Fund; (4) transmit to DTC for distribution each Beneficial Owner’s interest in the remaining assets of the Fund; and (5) disseminate to each Beneficial Owner a final statement as of the date of the computation of the amount distributable to the Beneficial Owners. Dividends to be received by the Fund on securities held in the Fund’s portfolio sold in liquidation will be aggregated and distributed ratably when all such dividends have been received.

CERTAIN MATERIAL FEDERAL INCOME TAX MATTERS

The following discussion sets forth certain material U.S. Federal income tax consequences of ownership and disposition of Shares of the Fund.

For the fiscal year ended September 30, 2020, the Fund believes that it qualified for tax treatment as a “regulated investment company” under Subchapter M of the Code. The Fund intends to continue to so qualify. To qualify for treatment as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, derived with respect to the Fund’s business of investing in stocks, securities or currencies, (b) meet certain diversification tests, and (c) distribute in each year at least the sum of 90% of its investment company taxable income and 90% of its net exempt interest income, if any. If the Fund qualifies as a regulated investment company, subject to certain conditions and requirements, and except as described below, it will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to Beneficial Owners in a timely manner at least ninety-eight percent (98%) of its ordinary taxable income for the calendar year and ninety-eight point two percent (98.2%) of its capital gains for the one year period ending on October 31.

Dividends paid by the Fund from its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) will generally be taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by the Fund as attributable to the receipt by the Fund of “qualified dividend income,” such dividends will be eligible for a special maximum tax rate applicable to non-corporate taxpayers (0%, 15% or 20% depending on a taxpayer’s taxable income). Dividends paid by the Fund will generally not be eligible for the dividends received deduction for Beneficial Owners that are corporations. A dividend, if any, paid in January will be considered for federal income tax purposes to have been paid by the Fund and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November, or December to Beneficial Owners of record shown on the records of the DTC and the DTC Participants on a date in one of those months.

Distributions paid by the Fund from the excess of net long-term capital gains over net short-term capital losses are considered “capital gains dividends” regardless of the length of time an investor has owned Shares in the Fund. For non-corporate holders, long-term capital gains are taxed at the specified maximum tax rate mentioned above. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. Investors should note that the regular quarterly dividends paid by the Fund will not be based on the Fund’s investment company taxable income and net capital gain, but rather will be based on the dividends paid with respect to the Depositary Receipts held by the Fund. As a result, a portion of the distributions of the Fund may be treated as a return of capital or a capital gain dividend for federal income tax purposes or the Fund may make additional distributions in excess of the yield performance of the Securities in order to distribute all of its investment company taxable income and net capital gain.

Certain non-corporate taxpayers may be subject to an additional 3.8% net investment income tax on their dividend income, net capital gains and certain other amounts. Affected investors should consult with their own tax advisors about the possible impact of this tax.

Distributions in excess of the Fund’s current or accumulated earnings and profits (as specially computed) generally will be treated as a return of capital for federal income tax purposes and will reduce a Beneficial Owner’s tax basis in the Fund. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Fund. Under certain circumstances, a significant portion of the Fund’s regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding Shares fluctuates significantly, as may occur during the initial years of the Fund. Beneficial Owners will receive annual notification from the Trustee through the DTC Participants as to the tax status of the Fund’s distributions. A distribution paid shortly after a purchase or creation of Shares will be taxable even though in effect it may represent a return of capital.

The sale of Shares of the Fund by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividends received by the Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce such taxes. Because more than 50% of the total assets of the Fund will consist of Depositary Receipts with respect to foreign securities, the Fund intends to “pass through” certain foreign income taxes (including withholding taxes) paid by the Fund. This means that Beneficial Owners will be considered to have received, as an additional dividend, their share of such foreign taxes, but, subject to certain conditions, Beneficial Owners may be entitled to either a corresponding tax deduction in calculating their taxable income, or, subject to certain limitations (including special limitations that apply in the case of foreign-source “qualified dividend income”), a credit in calculating federal income tax.

Adverse federal income tax consequences, including potentially a tax liability imposed on the Fund, could arise if the Fund holds Depositary Receipts of an entity that is classified as a “passive foreign investment company” (a “PFIC”) under the Code. In order to avoid such a tax, the Fund may elect to mark-to-market its PFIC holdings each year. Any net appreciation would then be treated as ordinary income.

Alternatively, under certain conditions, the Fund may be able to elect to include in income currently its share of the PFIC’s ordinary earnings and long-term capital gains, whether or not such income was actually distributed by the PFIC. Because it is not always possible to identify an issuer as a PFIC in a timely manner, the Fund may incur the PFIC tax in some instances; the PFIC tax can be quite punitive in its operation.

Under the Code, an in-kind redemption of Shares of the Fund will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming Beneficial Owner. Upon redemption, a Beneficial Owner generally will recognize gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and securities received and its tax basis in the Shares redeemed. Securities received upon redemption (which will be comprised of the securities portion of the Portfolio Deposit in effect on the date of redemption) generally will have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service (“IRS”) may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner’s economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of Shares in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of Shares in the Fund.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes. Beneficial Owners are urged to consult their tax advisors regarding the applicability of such taxes to their particular situations.

Deposit of a Portfolio Deposit with the Trustee in exchange for Shares in the Fund in Creation Unit size aggregations will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event to the depositor under the Code, and a depositor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the depositor’s tax basis therein. The amount realized with respect to a security deposited should be determined by allocating the value on the date of deposit of the Fund Shares received (less any cash paid to the Fund, or plus any cash received from the Fund, in connection with the deposit) among the securities deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by a depositor on the basis that there has been no material change in the depositor’s economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Depositors should consult their own tax advisors as to the tax consequences to them of a deposit to the Fund.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the depositor or group of depositors, upon obtaining the Shares ordered, would own eighty percent (80%) or more of the outstanding Shares of the Fund, and if pursuant to Section 351 of the Code such a circumstance would result in the Fund having a basis in the securities deposited different from the market value of such securities on the date of deposit. The Trustee has the right to require information regarding Fund ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Ordinary income dividends to Beneficial Owners who are non-resident aliens or foreign entities will be subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. In addition, distributions attributable to gains from sales of United States real property received by Beneficial Owners who are nonresident aliens may be subject to special withholding rules or may otherwise be treated as ordinary income dividends as discussed in the preceding sentence. If the non-resident Beneficial Owners were to invest directly in the foreign securities held by the Fund, dividends on such securities would not be subject to U.S. withholding tax. Furthermore, the election to “pass-through” foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the non-resident Beneficial Owners will be able to claim any corresponding credit or deduction. Non-resident Beneficial Owners are urged to consult their own tax advisors concerning the applicability of United States withholding tax, as well as United States estate taxes. Beneficial Owners who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares of the Fund or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual Beneficial Owner, the Beneficial Owner is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares of the Fund and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates.

Pursuant to the Foreign Account Tax Compliance Act (“FATCA”), and IRS guidance, the Fund will be required to withhold 30% of income dividends it pays after December 31, 2018, to certain non-U.S. Beneficial Owners that fail to meet certain information reporting or certification requirements. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the gross proceeds of share redemptions; however, based on proposed regulations issued by the IRS on which the Fund may rely, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Those non-U.S. Beneficial Owners include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, (a) an FFI must enter into an information-sharing agreement with the IRS in which it agrees to report identifying information (including name, address, and taxpayer identification number) of the Beneficial Owner’s direct and indirect U.S. owners and (b) an NFFE must provide to the withholding agent a certification and, in certain circumstances, requisite information regarding its substantial U.S. owners, if any. Those non-U.S. Beneficial Owners also may fall into certain exempt, excepted, or deemed compliant categories established by regulations and other guidance. A non-U.S. Beneficial Owner resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the Beneficial Owner and the applicable foreign government comply with the terms of the agreement. A non-U.S. Beneficial Owner that invests in the Fund will need to provide the Fund with documentation properly certifying the Beneficial Owner’s status under FATCA to avoid FATCA withholding. Beneficial Owners are encouraged to consult with their own tax advisors concerning the possible implications of these requirements, particularly if such Beneficial Owners have direct or indirect U.S. owners.

“Backup withholding” will apply to dividends, capital gain distributions, redemptions and sales of Fund Shares unless (a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The rate of such backup withholding is currently 24%. The amount of any backup withholding from a payment to a Beneficial Owner will be allowed as a credit against the holder’s U.S. federal income tax liability and may entitle such holder to a refund from the IRS, provided that the required information is furnished to the IRS.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the federal, state, local, and foreign tax consequences to them of an investment in the Trust, including the effect of possible legislative changes.

ERISA CONSIDERATIONS

In considering the advisability of an investment in the Fund, fiduciaries of pension, profit sharing or other tax-qualified retirement plans and funded welfare plans (collectively, “Plans”) subject to the fiduciary responsibility requirements of Part 4 of Title I of the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), should consider, among other things, whether an investment in the Fund (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, and (c) is consistent with the prudence and diversification requirements of ERISA, and that the acquisition and holding of Shares does not result in a non-exempt prohibited transaction under ERISA and Section 4975 of the Code. Fiduciaries of individual retirement accounts (“IRAs”) and other plans subject to Section 4975 of the Code should consider the documents and instruments governing that account or plan prior to acquiring the Shares and confirm that the acquisition and holding of the Shares will not violate the account’s or plan’s governing instruments or result in a non-exempt prohibited transaction under Section 4975 of the Code. Fiduciaries of all plans and accounts should consider the foregoing, notwithstanding that the Fund is an investment company registered under the 1940 Act and thus will not itself be deemed to hold “plan assets” for purposes of ERISA and Section 4975 of the Code, as discussed below.

As described in the preceding paragraph, Part 4 of Title I of ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code prohibit certain transactions (each a “prohibited transaction”) involving “plan assets” between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, “parties in interest” as defined in ERISA or “disqualified persons” as defined in the Code). Purchasers of Shares should confirm that the purchase and holding of the Shares does not involve a non-exempt prohibited transaction. The fiduciary standards and prohibited transaction rules that apply to a Plan, an IRA or other plan should not apply to the investment management of the Fund’s assets because the Fund is an investment company registered under the 1940 Act. Consequently, neither ERISA’s fiduciary duties and prohibited transaction rules, nor the prohibited transaction rules set forth in Section 4975 of the Code, will apply to the investment management of the Fund.

Fiduciaries of governmental plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA that have not made the election under Section 410(d) of the Code) and foreign plans (as described in Section 4(b)(4) of ERISA) should consider whether an investment in the Fund is permitted by the documents and instruments governing such plan and confirm that the acquisition and holding of Shares will not violate such governing documents or instruments or otherwise violate applicable law (including, without limitation, any rules or restrictions that are similar to Sections 404 and/or 406 of ERISA).

THE TRUSTEE

The Trustee is The Bank of New York Mellon, a corporation organized under the laws of the State of New York with trust powers. The Trustee has a trust office at 2 Hanson Place, 9th Floor, Brooklyn, NY 11217 and its Internal Revenue Service Employer Identification Number is 13-5160382. The Trustee holds the Fund’s assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. The Trustee may be reimbursed by the Fund for its out-of-pocket expenses relating to its services as Trustee (the Fund will not reimburse expenses of S&P Dow Jones Indices in its capacity as Licensor). The Trustee is subject to supervision and examination by the Federal Reserve Bank of New York and the New York State Department of Financial Services.

For services performed under the Trust Agreement and Indenture, the Trustee is paid by the Fund a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of the Fund, as shown below, such percentage amount to vary depending on the NAV of the Fund. Such compensation is computed on each Business Day on the basis of the NAV of the Fund on such day, and the amount thereof is accrued daily and paid monthly.

TRUSTEE FEE SCALE

NAV of the Fund	Fee as a Percentage of NAV of the Fund
(In U.S. dollars ($))

$0-499,999,999	10/100 of 1% per year*

$500,000,000-2,499,999,999	8/100 of 1% per year*

$2,500,000,000 and above	6/100 of 1% per year*

*	The fee indicated applies to that portion of the NAV of the Fund that falls in the size category indicated.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement and Indenture by executing an instrument of resignation in writing and filing such instrument with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning Shares for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of, and the acceptance by, the successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may remove the Trustee and appoint a successor Trustee as provided in the Trust Agreement and Indenture. The successor Trustee shall mail notice of its appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee’s execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. The Trustee and any successor Trustee must be: (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 66 2/3% of the then outstanding Shares may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement and Indenture limits the Trustee’s liabilities. It provides, among other things, that the Trustee is not liable for: (a) any action taken in good faith reliance on properly executed documents or for the disposition of monies or Fund Securities or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Fund Securities; and (c) any taxes or other governmental charges imposed upon or in respect of Fund Securities or upon the income thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction and the Trustee shall be reimbursed from the Trust for all such taxes and related expenses.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, agents and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or incurred without reckless disregard of such party’s duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

THE SPONSOR

The Sponsor is a registered investment adviser, commodity pool operator and commodity trading advisor with offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. The Sponsor serves as the investment adviser to the Invesco family of U.S. exchange-traded funds and serves as managing owner to a family of U.S. exchange-traded commodity pools, which comprise 221 exchange-traded funds and 11 exchange-traded commodity pools, respectively, with total combined assets in excess of $141.0 billion as of December 31, 2020. In addition, the Sponsor is the sub-adviser to 9 mutual funds, which had total combined assets in excess of $8.9 billion as of December 31, 2020. In addition, as of December 31, 2020, the Sponsor served as sponsor to two U.S. exchange traded funds organized as unit investment trusts (including the Fund) with total assets under management in excess of $152.1 billion and provided advisory services to various Invesco affiliated non-U.S. pooled investment vehicles, including exchange traded funds sponsored or advised by Invesco Advisers, Inc., Invesco Canada, Investment Global Management DAC and Source Investment Management Limited.

On September 18, 2006, INVESCO PLC, now known as Invesco, Ltd., acquired the Sponsor. Invesco, Ltd. and its subsidiaries are an independent global investment management group. Invesco, Ltd. is listed on the New York Stock Exchange with the symbol IVZ.

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell Shares to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of Shares within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement and Indenture and such failure is not cured within fifteen (15) Business Days following receipt of notice from the Trustee, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and Indenture and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor’s execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and Indenture and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement and Indenture or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of Shares.

The Trust Agreement and Indenture provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of Shares for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement and Indenture. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Fund Securities. The Trust Agreement and Indenture further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement and Indenture, including the payment of the costs and expenses of defending against any claim or liability.

As of January 27, 2021, the following persons served as officers or managers of the Sponsor:

Name	Nature of Relationship or Affiliation with Sponsor

Anna Paglia	Managing Director and Chief Executive Officer

Annette Lege	Chief Financial Officer

Kelli Gallegos	Principal Financial and Accounting Officer — Pooled Investments

Jordan Krugman	Managing Director

John M. Zerr	Managing Director

The principal business address for each of the officers and managers listed above is c/o Invesco Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. None of the officers or managers listed above either directly or indirectly owns, controls or holds with power to vote any of the outstanding limited liability company interests of the Sponsor. All of the outstanding limited liability company interests of the Sponsor are owned by Invesco North American Holdings Inc., which is an indirect subsidiary of Invesco Limited. None of the managers or officers of the Sponsor listed above owns, controls or holds with the power to vote any of the outstanding Units of the Trust.

Name	Business Experience

Anna Paglia	President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (May 2020-present); Managing Director and Global Head of ETFs and Indexed Strategies, Chief Executive Officer and Principal Executive Officer, Invesco Capital Management LLC (June 2020-present); Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (June 2020-present); Authorized Person, Accretive Asset Management LLC (2018-present); Vice President, Invesco Indexing LLC (2020-present).

Formerly: Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2020), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2020) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-2020); Head of Legal (2010-2020) and Secretary (2015-2020), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-2020); Head of Legal and Secretary, Invesco Specialized Products, LLC (2018-2020); Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); and Associate Counsel, Barclays Global Investors Ltd. (2004-2006).

Annette Lege	Director, Chief Financial Officer and Executive Vice President, Invesco Group Services, Inc. and Invesco Holding Company (US), Inc. (2019-present); Director, Invesco (India) Private Limited (2017-present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Invesco Advisers, Inc. (2017-present); Treasurer, Invesco Distributors, Inc. (2011-present); Director, Invesco (Hyderabad)

Name	Business Experience
Private Limited (2017-present); Chief Financial Officer and Treasurer, Invesco Investment Services, Inc. and Invesco Management Group, Inc. (2017-present); Chief Accounting Officer and Group Controller, Invesco Ltd.; Vice President, Invesco Finance, Inc. (2017- present); Director, Invesco Private Capital, Inc., INVESCO Private Capital Investments, Inc., INVESCO Realty, Inc., Invesco Senior Secured Management, Inc. and Invesco Trust Company (2017-present); Chief Financial Officer, Invesco Capital Management, LLC (2017- present); Chief Financial Officer and Treasurer, Stein Roe Investment Counsel, Inc. (2009-present); and Chief Financial Officer and Treasurer, Invesco Investment Advisers LLC (2017-present); Director, Chief Financial Officer, Executive Vice President and Treasurer, Harbourview Asset Management Corporation (2020-present); Director and Chief Financial Officer, Invesco Asset Management (Bermuda) Ltd. (2020-present); Director and Chief Financial Officer, Invesco Investments (Bermuda) Ltd. (2020-present); Director and Secretary, Invesco Services (Bahamas) Private Limited (2020-present); Chief Financial Officer, Jemstep, Inc. (2020- present); Director, Chief Financial Officer and Treasurer, OFI Global Institutional, Inc. (2020-present); Director, Chief Financial Officer and Treasurer, OFI Private Investments, Inc. (2020-present); Director, Chief Financial Officer and Treasurer, OFI SteelPath, Inc. (2020-present); Director, Chief Financial Officer and Treasurer, Oppenheimer Acquisition Corp. (2020-present); Director, Chief Executive Officer and Chief Financial Officer, OppenheimerFunds Distributor, Inc. (2020-present); Director, Chief Financial Officer and Treasurer, OppenheimerFunds, Inc. (2020-present); Chief Financial Officer and Treasurer, Invesco Managed Accounts (2020-present); Director, Shareholder Services, Inc. (2020- present); Director, SNW Asset Management Corporation (2020- present); Director, Trinity Investment Management Corporation (2020-present).

Formerly: Vice President, Invesco Group Services, Inc. (2017-2019); Chief Financial Officer, INVESCO National Trust Company (2008-2014); Controller (2007-2015) and

Name	Business Experience
Treasurer (2007-2009), Invesco Advisers, Inc.; Vice President, Invesco Mortgage Capital, Inc. (2013-2014); Financial and Operations Principal (2010-2011), Treasurer and Chief Financial Officer, Invesco Capital Markets, Inc. (2011-2016); Chief Financial Officer, Invesco Distributors, Inc. (2011-2015); Corporate Controller, Invesco Management Group, Inc. (2004-2017); Vice President, Invesco Finance, Inc. (2017-2017); Controller, Invesco Private Capital, Inc. and INVESCO Private Capital Investments, Inc. (2008-2009); Controller, INVESCO Realty, Inc. and Invesco Senior Secured Management, Inc. (2008-2015); Chief Financial Officer, Invesco Trust Company (2013-2014); Corporate Controller, Van Kampen Exchange Corp (2010-2016); Corporate Controller, Van Kampen Investments, Inc. (2010-2011); and Financial & Operations Principal, Invesco Investment Advisers, LLC (2010-2015).

Kelli Gallegos	Vice President, Invesco Advisers, Inc. (2020-present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Specialized Products, LLC (2018-present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-present); Vice President and Assistant Treasurer (2008-present), The Invesco Funds.

Formerly: Principal Financial Officer (2016-2020), The Invesco Funds; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and

Name	Business Experience
Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Jordan Krugman

Chief Financial Officer of the Americas, Invesco Ltd. (2020-present); Managing Director, Invesco Capital Management LLC and Invesco Specialized Products, LLC (2020-present); Global Head of Financial Planning and Analysis.

Formerly: Head of Finance & Corporate Strategy (2017-2019), Treasurer and Head of Investor Relations (2011-2017), Invesco Ltd.

John M. Zerr	Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-present); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (2006- present); Director (2007-present) and Vice President (2006-present), Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, The Invesco Funds (2006-present); Managing Director, Invesco Capital Management LLC (2006-present); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) (2010-present); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) (2010-present); Manager, Invesco Indexing LLC (2017-present); Manager, Invesco Specialized Products, LLC (2018-present); Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent).

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly

Name	Business Experience
known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (2006-2018); Chief Legal Officer and Secretary, The Invesco Funds (2006-2018); Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) (2010-2018); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) (2010-2018); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2010-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp. (2010-2016); Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (2006-2010); Director and Vice President, INVESCO Funds Group, Inc. (2006-2016); Director and Vice President, Van Kampen Advisors Inc. (2010-2011); Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc. (2010-2011); Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (2007-2010); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. (2006-2009) and Van Kampen Investments Inc. (2010-2011); Director, Vice President and Secretary, Fund Management Company (2006-2007); Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc. (2006-2009); Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser).

INDEX LICENSE

The Sponsor pays an annual licensing fee to the Licensor equal to 6/100th of one percent of the aggregate net assets of the Fund, and is reimbursed by the Fund for such payment. The Licensor will work closely with the Sponsor and the Distributor to foster the success of the Fund and expects to commit financial and management resources to the initial and ongoing marketing of the Shares. The Licensor has agreed to waive licensing fees in certain circumstances. See “Expenses of the Fund.”

SELECTION CRITERIA, CONSTRUCTION AND MAINTENANCE STANDARDS

FOR THE INDEX

The Index is a subindex of the S&P/BNY Mellon ADR Composite Index, which is a composite of all Level II or Level III program ADRs, New York Shares, or Global Shares that are listed for trading on NASDAQ, the NYSE or the NYSE American, subject to eligibility requirements as stated below.

The Licensor makes additions to and removals from the Index by applying specific criteria as set out in the Index’s index methodology, which is described generally below.

The Index is capped market capitalization-weighted, using an index formula based upon the aggregate of prices times share quantities. The Index is denominated in U.S. dollars and is calculated on a price only, gross and net total return basis, with the reinvestment of dividends generally as of the ex-dividend date.

The Index is ordinarily calculated every business day on which the U.S. stock exchanges are open for trading, regardless of regular trading in local markets.

To be eligible for inclusion in the Index, a security must:

(1) be domiciled in an emerging market, as determined by the Licensor;

(2) have a minimum $100,000 three-month average daily U.S dollar trading value on the primary exchange of the ADR;

(3) have a $1 million minimum three-month average daily U.S. dollar trading value in the combined global markets. Combined global market volume includes ADR volume in the United States, including the primary exchange volume and volume from the local ordinary share for which the ADR represents; and

(4) have a free-float adjusted market capitalization greater than or equal to $250 million in U.S. dollars.

The eligible securities are ranked by free-float adjusted market capitalization and the largest 50 securities are selected for inclusion in the Index. Component Depositary Receipts are reviewed quarterly (“Quarterly Review”). During the Quarterly Review, current components (current “members” of the Index) are retained provided that the above eligibility requirements are met and provided that the free float adjusted market capitalization of the smallest current member is no more than 5% lower than that of the largest eligible non-member not included in the Index. Otherwise, the smallest component is replaced with the largest eligible non-member. The process continues with the second smallest current member compared to the second largest eligible non-member, and so on until the target count is reached. If there are less than 50 eligible securities, then all eligible securities are included in the Index. Securities are generally added to the Index only at quarterly rebalancings, except in the event of a merger or spinoff.

The Index will be reviewed quarterly and all changes will be implemented at the open of the first trading day following the third Friday in March, June, September and December. As stated, the Index is capped market capitalization-weighted. Current market capitalization weights of the Index components are subject to adjustment by quarterly index weight rebalancings as described below:

1. If any company has a weight greater than 20%, the weight is capped at 20%.

2. All excess weight is proportionally redistributed to all uncapped companies within the Index.

3. The process repeats iteratively until no company exceeds the 20% weight cap.

4. The sum of the companies with weights greater than 4.5% cannot exceed 45% of the total index weight.

5. If the rule in step 4 is breached, all companies are ranked in descending order by float-adjusted market capitalization (FMC) weight. The first company that causes the 45% limit to be breached has its weight reduced to 4.5%.

6. This excess weight is proportionally redistributed to all companies with weights below 4.5%. This is repeated iteratively until step 5 is satisfied.

The Index is monitored and maintained to account for company additions and deletions, share changes and corporate actions (such as stock splits, stock dividends, spin-offs, etc.) Some corporate actions, such as stock splits and ordinary stock dividends, require simple changes in the common shares outstanding and the Depositary Receipts prices of companies in the Index. Such corporate actions, which require no adjustment to the Index divisor, will be implemented prior to the opening of trading on the effective date of the corporate action.

Other corporate actions, such as special dividends or share issuances that change the market capitalization, may require an adjustment to the Index divisor. Index divisor adjustments are ordinarily made to avoid index discontinuity due to adjustments made for corporate actions. Divisor adjustments are ordinarily made after the calculation of the closing value of the Index, and prior to the opening of trading on the effective date of such corporate actions. Certain mandatory actions for component Depositary Receipts, such as merger and acquisition-driven share/investable weight factor changes, stock splits, and mandatory distributions, are not subject to a minimum threshold for implementation. Material share/investable weight factor changes of at least 5% and $150 million resulting from certain nonmandatory actions follow the accelerated implementation rule with sufficient advance notification, and share/investable weight factor changes deemed non-material are implemented quarterly.

Types of Depositary Receipt Facilities

Companies have a choice of four types of Depositary Receipt facilities: unsponsored and three levels of sponsored Depositary Receipts. Unsponsored Depositary Receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored Depositary Receipts are issued by one depositary appointed by the company under a Deposit Agreement or service contract.

Sponsored Level I Depositary Receipts

Although the Fund does not hold any Level I Depositary Receipts, Level I Depositary Receipts are traded in the U.S. over-the-counter market and on some exchanges outside the United States. The company does not have to comply with U.S. generally accepted accounting principles (“GAAP”) or full SEC disclosure.

All sponsored Depositary Receipts within the Index are either Level II or Level III Depositary Receipts.

Sponsored Level II and Level III Depositary Receipts

Companies that wish to list their securities on an exchange in the United States use sponsored Level II or Level III Depositary Receipts, respectively. These types of Depositary Receipts can also be listed on some exchanges outside the United States. Each level requires different SEC registration and reporting, plus adherence to GAAP. The companies must also meet the listing requirements of the national exchange or market (NASDAQ, NYSE or NYSE American), whichever it chooses.

INDEX CALCULATION AND DISSEMINATION

The turnover in the components of the Index during the period beginning April 12, 2001 (the date the Index was first calculated) and ending on September 30, 2020 was 438%.

General Background

The Index is intended to give investors a benchmark for tracking the price and yield performance of Depositary Receipts representing securities of issuers in emerging markets. A list of the 50 component Depositary Receipts included in the Index as of September 30, 2020 and the sector groups comprising the Index as of September 30, 2020 is included below.

Component Depository Receipts	Sector

Alibaba Group Holding Ltd ADR	General Retailers

Ambev S.A ADR	Beverages

America Movil SAB de CV L ADR	Mobile Telecommunications

AngloGold Ashanti Ltd ADR	Mining

ASE Technology Holding Co., Ltd DADR	Technology Hardware & Equipment

Autohome Inc	Software & Computer Services

Baidu.com ADR	Software & Computer Services

Banco Bradesco ADR	Banks

BeiGene Ltd. ADR	Pharmaceuticals & Biotechnology

Cemex SA CPO ADR	Construction & Materials

China Life Insurance Co Ltd ADR	Life Insurance

China Mobile Ltd. ADR	Mobile Telecommunications

China Petroleum & Chemical Corp	Oil & Gas Producers

Chungwa Telecom Co. Ltd. (ADR)	Fixed Line Telecommunications

CNOOC Ltd. ADR.	Oil & Gas Producers

Dr. Reddy’s Laboratories Limited ADR	Fixed Line Telecommunications

Enel Americas S.A. ADR	Electricity

Fomento Economico Mexico UBD ADR	Beverages

GDS Holdings Ltd. ADR A	Fixed Line Telecommunications

Gold Fields Ltd ADR	Mining

HDFC Bank Ltd. ADR	Banks

Icici Bank ADR	Banks

Infosys Limited ADR	Software & Computer Services

iQIYI, Inc	Media

Itau Unibanco Holding SA ADR	Banks

JD.com Inc ADR	General Retailers

KB Financial Group Inc. ADR	Banks

Natura & Co Holding SA ADR	Personal Goods

NetEase Inc ADR	Software & Computer Services

New Oriental Education & Technology ADR	General Retailers

NIO Inc-ADR	Automobiles & Parts

Petrobras SA ADR	Oil & Gas Producers

Petrobras SA Pref ADR	Oil & Gas Producers

PetroChina Co Ltd H ADR	Oil & Gas Producers

Pinduoduo Inc ADS	General Retailers

Posco ADR	Industrial Metals & Mining

Shinhan Financial Group Ltd ADR	Banks

Sibanye-Stillwater ADR	Mining

Component Depository Receipts	Sector

SK Telecom Co Ltd ADR	Mobile Telecommunications

Suzano S.A ADR	Materials

Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment

TAL Education Group	General Retailers

Telekomunikasi Indonesia ADR	Fixed Line Telecommunications

Tencent Music Entertainment Group ADR-A	Media

Trip.com Group Limited ADR	Travel & Leisure

United Microelectronics Corp ADR	Technology Hardware & Equipment

Vale S.A. ADR	Industrial Metals & Mining

Vipshop Holdings Ltd	General Retailers

Wipro Corporation Ltd ADR	Software & Computer Services

ZTO Express (Cayman) Inc. ADR	Industrial Transportation

Total Market Capitalization	$1,645,686,928,037

Number of Constituents	50

Percent of Ten Largest Constituents	67.15%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Alibaba Group Holding Ltd ADR	$351,643,743,972.45	21.37%	21.37%

Taiwan Semiconductor Manufacturing Co Ltd	$333,599,956,428.72	20.27%	41.64%

JD.com Inc ADR	$81,107,875,829.11	4.93%	46.57%

HDFC Bank Ltd. ADR	$73,676,010,276.74	4.48%	51.04%

Infosys Limited ADR	$60,289,239,912.48	3.66%	54.71%

NetEase Inc ADR	$43,075,315,427.74	2.62%	57.33%

Vale S.A. ADR	$42,951,806,183.82	2.61%	59.94%

China Mobile Ltd. ADR	$42,026,627,531.41	2.55%	62.49%

Baidu.com ADR	$40,793,583,273.28	2.48%	64.97%

TAL Education Group	$35,904,424,220.69	2.18%	67.15%

Total	$1,105,068,583,056.44	67.15%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

General Retailers	$529,743,030,952.16	32.19%	32.19%

Technology Hardware & Equipment	$354,628,985,467.36	21.55%	53.74%

Banks	$171,241,907,841.13	10.41%	64.14%

Software & Computer Services	$158,894,028,495.79	9.66%	73.80%

Oil & Gas Producers	$72,556,489,224.81	4.41%	78.21%

Mobile Telecommunications	$68,867,180,902.58	4.18%	82.39%

Industrial Metals & Mining	$58,825,542,520.43	3.57%	85.97%

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight

Fixed Line Telecommunications	$44,879,202,343.44	2.73%	88.69%

Mining	$33,088,450,407.38	2.01%	90.71%

Automobiles & Parts	$26,794,735,146.12	1.63%	92.34%

Total	$1,519,519,553,301.20	92.34%

The information contained herein regarding the Index, securities markets and DTC was obtained from publicly available sources.

The S&P/BNY Mellon Emerging 50 ADR Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by the Sponsor pursuant to an assignment of the License Agreement between The Bank of New York Mellon and the predecessor to the Sponsor dated as of November 8, 2002. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Sponsor. It is not possible to invest directly in an index.

The Trust and the Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund, the Sponsor, any Distributor or promoter of the Fund, or the Trustee or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Sponsor with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, the Fund, the Sponsor, any Distributor or promoter of the Fund, or the Trustee of the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Sponsor or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO,

LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE SPONSOR, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF THE BANK OF NEW YORK MELLON, S&P DOW JONES INDICES AND INVESCO

The Depositary Receipts included in the Index are selected by S&P Dow Jones Indices from the universe of companies represented by the S&P/BNY Mellon ADR Composite Index. S&P Dow Jones Indices also acts as “index calculation agent” in connection with the calculation and dissemination of the Index.

Neither The Bank of New York Mellon nor S&P Dow Jones Indices sponsor, endorse, sell or promote the Shares.

Neither The Bank of New York Mellon, S&P Dow Jones Indices nor the Sponsor make any representation or warranty, express or implied, to the Beneficial Owners of Shares of the Fund or any member of the public regarding the ability of the Fund to track the performance of its benchmark. Additionally, The Bank of New York Mellon does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

The Bank of New York Mellon’s only relationship to S&P Dow Jones Indices is the licensing of certain trademarks and trade names, including BNY Mellon®, a registered trademark of The Bank of New York Mellon, a Third Party Licensor of S&P. The Index was originally created and published by The Bank of New York Mellon under a different name with S&P Dow Jones Indices serving as calculation agent. Effective April 1, 2019, S&P Dow Jones Indices acquired the ownership rights to the Index and now calculates, administrates, and distributes the Index.

SHARES AND REPORTS

The Trust is currently comprised of one portfolio: the Fund. The Fund is created by an Indenture to the Trust Agreement which, while incorporating all or substantially all of the terms of the Trust Agreement, supplements the Trust Agreement with specific information regarding the Fund. The Fund issues Shares of beneficial interest, par value $.001 per Share. The Sponsor may designate additional Funds.

Owners of Shares may sell them in the secondary market, but must accumulate enough Shares to constitute a full Creation Unit in order to redeem through the Trust in accordance with the procedures set out in this Prospectus. The death or incapacity of any owner of Shares does not operate to terminate the Trust nor entitle such owner’s legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Owners of Shares shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

The Trustee will make, or cause to be made, such annual or other reports and file such documents as it is advised by counsel or independent auditors employed by it as are required for the Fund by the 1933 Act, the Exchange Act and the 1940 Act, and will make or cause to be made such elections and file such tax returns as it is advised by counsel or independent auditors employed by it as are from time to time required under any applicable state or federal statute or rule or regulation there under, in particular, for the continuing qualification of the Fund as a regulated investment company. The Fund’s fiscal year ends on September 30 and may be changed from time to time by the Trustee and the Sponsor without consent of the Beneficial Owners.

RESTRICTIONS ON PURCHASES BY INVESTMENT COMPANIES

Purchases of the Shares by registered investment companies are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. On February 27, 2007, the Commission issued an order that permits registered investment companies to invest in Shares beyond these limits, subject to certain conditions and terms stated in the application. One such condition stated in the application is that registered investment companies relying on the order must enter into a written agreement with the Trust regarding the terms of the investment.

CONTINUOUS OFFERING OF SHARES

Creation Units are offered continuously to the public by the Fund through the Distributor and are delivered upon the deposit of a Portfolio Deposit. Persons making Portfolio Deposits and creating Creation Units will receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person will have any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of Shares.

Because new Shares can be created and issued on an ongoing basis, at any point during the life of the Fund, a “distribution”, as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent Shares and sells the Shares directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the 1933 Act.

The Sponsor intends to qualify the Shares in states selected by the Sponsor and through broker-dealers who are members of the Financial Industry Regulatory Authority. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor’s state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

PERFORMANCE AND OTHER INFORMATION

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund’s expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

In addition, the Fund will mistrack the Index because the total return calculated for the Index does not include trading costs such as commissions.

One important difference between Shares and conventional mutual fund shares is that Shares are available for purchase or sale on an intraday basis on NASDAQ. An investor who buys shares in a conventional mutual fund will usually buy or sell shares at a price at or related to the closing net asset value per share, as determined by the fund. In contrast, Shares are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationships of the closing price versus net asset value for the Shares of the Fund as well as return information.

Investors may wish to evaluate the potential of Shares to approximate the value of the assets in the Fund as a basis of valuation of the Shares. The Closing Price versus Net Asset Value table illustrates the closing value of Shares in relation to the underlying value of the assets in the Fund on a daily basis.

The information provided in the following tables with respect to the Shares may vary materially over time.

CLOSING PRICE V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR THE FUND

(From January 1, 2020 Through December 31, 2020)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total

Premium	107	42.29%

Discount	146	57.71%

Equal to NAV	0	0%

Total Days	253	100%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-0.50%	107	100%	140	95.89%

>0.50%-1.00%	0	0%	4	2.74%

>1.00%-2.00%	0	0%	1	0.68%

>2.00%	0	0%	1	0.69%

Total	107	100%	146	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE INDEX AND THE FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	The Index	Fund Net Asset Value	Fund Closing Price	The Index

One Year ended 12/31/20	28.25%	28.39%	28.58%	28.25%	28.39%	28.58%

Past Five Years ended 12/31/20	110.15%	110.39%	111.84%	16.01%	16.04%	16.20%

Past Ten Years ended 12/31/20	44.92%	44.95%	47.44%	3.78%	3.78%	3.96%

CODE OF ETHICS

The Fund and the Sponsor have adopted a code of ethics under Rule 17j-1 of the 1940 Act regarding personal securities transactions by employees. Any references in such code of ethics to the Trust shall include the Fund. Subject to certain conditions and standards, the code permits employees to invest in Index Securities for their own accounts. The code is designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. The code is on file with the SEC and a copy may be obtained by visiting the SEC at the address listed below on the back cover of this Prospectus. The code of ethics is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and a copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

LEGAL OPINION

The legality of the Shares offered hereby has been passed upon by Stradley Ronon Stevens & Young, LLP, Washington, DC, as counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2020 in this Prospectus have been included in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of the firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

The Registration Statement, including this Prospectus and the exhibits may be reviewed on the EDGAR Database on the SEC’s website (http://www.sec.gov). The exhibits include documents such as the Trust Agreement and Indenture, License Agreement, Distribution Agreement and Participant Agreement. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Shareholder inquiries may be directed to the Fund in writing c/o Invesco Distributors, Inc. at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of the Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Trust or the Fund. Neither the delivery of this Prospectus nor any sale of Shares will under any circumstance imply that the information herein is correct as of any date after the date of this Prospectus.

GLOSSARY OF DEFINED TERMS

“1933 Act”	37

“1940 Act”	ii

“80% investment policy”	33

“Accumulation Period”	28

“Adjustment Day”	34

“ADRs”	2

“Agency Agreement”	31

“Authorized Participants”	28

“Balancing Amount”	35

“Beneficial Owner”	ii

“Bid-Ask Spread”	39

“Business Day”	ii

“Cash Component”	28

“Cash Redemption Amount”	29

“Clearing Process”	28

“Code”	5

“Creation Unit”	CP

“Deposit Securities”	28

“Depositary”	ii

“Depositary Receipts”	2

“Discretionary Termination Amount”	40

“Distributor”	ii

“Dividend Equivalent Payment”	34

“Dividend Payment Dates”	ii

“Divisor”	31

“Dow Jones”	57

“DTC”	ii

“DTC Participant”	28

“ERISA”	44

“Exchange Act”	38

“FATCA”	44

“FFIs”	44

“Fiscal Year”	ii

“Fund”	CP

“Fund Securities”	3

“GAAP”	54

“Global Security”	38

“Global Shares”	2

“Glossary”	ii

“IIV”	4

“Index”	CP

“Index Security”	iii

“Indirect Participants”	38

“Initial Date of Deposit”	iii

“Invesco”	ii

“IRA”	44

“IRS”	43

“Licensor”	ii

“Mandatory Termination Date”	ii

“Members”	53

“Misweighting”	32

“Misweighting Amount”	32

“NASDAQ”	CP

“NAV”	ii

“NAV Amount”	34

“NFFEs”	44

“NSCC”	iii

“NYSE”	30

“NYSE American”	31

“Participant Agreement”	28

“Participating Party”	28

“PFIC”	42

“Plans”	44

“Portfolio Deposit”	28

“Portfolio Deposit Amount”	35

“Prohibited Transaction”	45

“Quarterly Review”	53

“Record Dates”	ii

“Redemption Payment”	29

“Redemption Securities”	29

“Request Day”	34

“S&P”	57

“S&P Dow Jones Indices”	CP

“S&P/BNY Mellon ADR Composite Index”	1

“SPDJI”	57

“SEC”	11

“Shares”	CP

“Sponsor”	ii

“Table”	7

“Transaction Fee”	30

“Trust”	CP

“Trust Agreement and Indenture”	31

“Trustee”	iii

“Valuation Time”	ii

“Weighting Analysis”	32

CP=Cover Page

INVESCO BLDRS INDEX FUNDS TRUST

INVESCO BLDRS EMERGING MARKETS 50 ADR INDEX FUND

SPONSOR:

INVESCO CAPITAL MANAGEMENT LLC

This Prospectus does not include all of the information with respect to the Invesco BLDRS Index Funds Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

Securities Act of 1933 (File No. 333-84788) and

Investment Company Act of 1940 (File No. 811-21057)

To obtain copies from the SEC at prescribed rates:

Email: publicinfo@sec.gov

Call: 1-800-SEC-0330

Visit: http://www.sec.gov

No person is authorized to give any information or make any representation about the Invesco BLDRS Index Funds Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Invesco Capital Management LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering the Shares and the Invesco BLDRS Index Funds Trust. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus Dated January 31, 2021	P-BLDRS-PRO-1

CONTENTS OF REGISTRATION STATEMENT

This Amended Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.

The cross-reference sheet.

The prospectus.

The undertaking to file reports.

The signatures.

The following Exhibits:

1. Ex. 99.A1(1)—Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A1(2)— Amendment No. 1 to the Trust Indenture and Agreement between Invesco PowerShares Capital Management LLC, as Sponsor, and The Bank of New York Mellon, as Trustee, dated April 26, 2018 (incorporated by reference to Exhibit 99.A2B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

3.  Ex. 99.A1(3)—Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

4.  Ex. 99.A1(4)—Amendment No.  1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services,  Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit  99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No.  811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

5. Ex. 99.A1(5)—Amendment No.  2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services,  Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

6.  Ex. 99.A1(6)—Amendment No.  3 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services,  Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of August 2, 2017 (incorporated by reference to Exhibit 99.A2C to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

7. Ex. 99.A1(7)—Amendment No. 4 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Fund Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee dated January 26, 2018 (incorporated by reference to Exhibit 99.A2D to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

8.  Ex. 99.A3(1)—Distribution Agreement, by and among Invesco PowerShares Capital Management LLC., as Sponsor, the BLDRS Index Funds Trust and Invesco Distributors, Inc., as Distributor, dated as of January 2, 2016 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6A (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2016).

1

9.  Ex. 99.A3(2)—Form of Participant Agreement (included as Exhibit  A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

10. Ex. 99.A3(3)—Form of Participant Agreement (incorporated by reference to Exhibit 99.A3B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

11. Ex. 99.A4(1)—License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

12. Ex. 99.A4(2)—Consent to Assignment, by and between Invesco Capital Management LLC and The Bank of New York Mellon, dated as of January 10, 2019.

13.  Ex. 99.A5—Form of Security in the BLDRS Index Funds Trust (included as Exhibit  B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

14.  Ex. 99.A6—Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit  99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No.  811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

15. Ex. 99.A8—Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor,  and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

16. Ex. 99.A11—Code of Ethics of the Trust and the Fund adopted under Rule 17j-1 under the Investment Company Act of 1940.

17. Ex. 99.C1—Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

18.  Ex. 99.2—Opinion of Counsel as to legality of securities being registered and consent of Counsel.

19. Ex. 99.24—Power of Attorney.

FINANCIAL STATEMENTS

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series filed herewith.

2. Financial Statements of the Sponsor, Invesco Capital Management LLC, as part of Invesco Ltd.’s current consolidated financial statements incorporated by reference to Form 10-K dated March 2, 2020.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, Invesco BLDRS Index Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Downers Grove, and State of Illinois, on the 27th day of January, 2021.

INVESCO BLDRS INDEX FUNDS TRUST

Invesco BLDRS Index Funds Trust
(Name of Registrant)

By:	INVESCO CAPITAL MANAGEMENT LLC
(Sponsor)

By:	/s/ Anna Paglia
Anna Paglia
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed on behalf of Invesco Capital Management LLC, the Sponsor, by the following persons who constitute a majority of its Board of Managers and by the named persons who are in the following capacities on the date above indicated.

INVESCO CAPITAL MANAGEMENT LLC

/s/ Annette Lege*	Chief Financial Officer
Annette Lege

/s/ Kelli Gallegos	Principal Financial and Accounting Officer — Pooled
Kelli Gallegos	Investments

/s/ John M. Zerr*	Managing Director
John M. Zerr

/s/ Jordan Krugman*	Managing Director
Jordan Krugman*

/s/ Anna Paglia	Managing Director
Anna Paglia

*

By her signature below, Anna Paglia, pursuant to duly executed Powers of Attorney filed herewith, has signed this Post-Effective Amendment No. 20 to the Registration Statement on behalf of the persons whose signatures are printed above, in the capacities set forth opposite their respective names.

By:	/s/ Anna Paglia
Anna Paglia
Attorney-in-Fact

3

EXHIBIT INDEX

Exhibit No.	Title of Document

1. Ex. 99.A1(1)	Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A1(2)	Amendment No. 1 to the Trust Indenture and Agreement between Invesco PowerShares Capital Management LLC, as Sponsor, and The Bank of New York Mellon, as Trustee, dated April 26, 2018 (incorporated by reference to Exhibit 99.A2B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

3. Ex. 99.A1(3)	Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

4. Ex. 99.A1(4)	Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

5. Ex. 99.A1(5)	Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

6. Ex. 99.A1(6)	Amendment No. 3 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of August 2, 2017 (incorporated by reference to Exhibit 99.A2C to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

7. Ex. 99.A1(7)	Amendment No. 4 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Fund Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee dated January 26, 2018 (incorporated by reference to Exhibit 99.A2D to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 17 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2018).

8. Ex. 99.A3(1)	Distribution Agreement, by and among Invesco PowerShares Capital Management LLC., as Sponsor, the BLDRS Index Funds Trust and Invesco Distributors, Inc., as Distributor, dated as of January 2, 2016 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6A (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2016).

9. Ex. 99.A3(2)	Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

10. Ex. 99.A3(3)	Form of Participant Agreement (incorporated by reference to Exhibit 99.A3B of the Invesco BLDRS Index Funds Trust’s Post-Effective Amendment No. 18 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 29, 2019).

Exhibit No.	Title of Document

11. Ex. 99.A4(1)	License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

12. Ex. 99.A4(2)	Consent to Assignment, by and between Invesco Capital Management LLC and The Bank of New York Mellon, dated as of January 10, 2019.

13. Ex. 99.A5	Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

14. Ex. 99.A6	Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

15. Ex. 99.A8	Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

16. Ex. 99.A11	Code of Ethics of the Trust and the Fund adopted under Rule 17j-1 under the Investment Company Act of 1940.

17. Ex. 99.C1	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

18. Ex. 99.2	Opinion of Counsel as to legality of securities being registered and consent of Counsel.

19. Ex. 99.24	Power of Attorney.